As filed with the Securities and Exchange Commission
                                on June 12, 1998
                                                           Registration No. 33-

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.__   [ ]
                        Post-Effective Amendment No.__   [ ]

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          200 Park Avenue - 55th Floor
                            New York, New York 10166
                    (Address of Principal Executive Offices)

                                 (800) 225-5267
                  (Registrant's Area Code and Telephone Number)

                   Michael S. Petrucelli, Assistant Secretary
                   The Dreyfus/Laurel Tax-Free Municipal Funds
                          200 Park Avenue - 55th Floor
                            New York, New York 10166
                     (Name and Address of Agent for Service)

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JULY 21, 1998 PURSUANT TO RULE 488.

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement contains the following documents:


Cover Sheet

Contents of Registration Statement

Cross Reference Sheet

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits


                   DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
                         FORM N-14 CROSS REFERENCE SHEET


      Part A Item No.                                    Prospectus/Proxy
      and Caption                                        Statement Caption
      ---------------                                    ------------------
1.    Beginning of Registration Statement                Cover Page
      and Outside Front Cover Page of
      Prospectus

2.    Beginning and Outside Back Cover                   Table of Contents
      Page of Prospectus

3.    Synopsis Information and Risk Factors              Summary

4.    Information About the Transaction                  Summary; Reasons for the
                                                         Reorganization; Information about the
                                                         Reorganization

5.    Information About the Registrant                   Summary; Additional Information About
                                                         the Acquiring Fund and the Acquired
                                                         Funds; SEE ALSO, the Prospectus of
                                                         Dreyfus Premier Limited Term Municipal
                                                         Fund, dated November 1, 1997,
                                                         previously filed on EDGAR, Accession
                                                         No. 0000717341-97-000014.

6.    Information About the Company Being                Summary; Comparison of Investment
      Acquired                                           Objectives and Policies; Risk
                                                         Factors; Additional Information About
                                                         the Acquiring Fund and the Acquired
                                                         Funds; SEE ALSO, the Prospectus of
                                                         Dreyfus Premier Limited Term
                                                         California Municipal Fund and Dreyfus
                                                         Premier Limited Term New York
                                                         Municipal Fund, dated November 1,
                                                         1997, previously filed on EDGAR,
                                                         Accession No. 0000717341-97-000014

7.    Voting Information                                 Voting Information

8.    Interest of Certain Persons and                    Summary; Information about the
      Experts                                            Reorganization

9.    Additional Information Required for                Not Applicable
      Reoffering by Persons Deemed to be
      Underwriters




                   DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
                         FORM N-14 CROSS REFERENCE SHEET
                                   (continued)

      Part B Item No.                                    Statement of Additional
      and Caption                                        Information Caption
      ---------------                                    ------------------------

10.   Cover Page                                         Cover Page

11.   Table of Contents                                  Table of Contents

12.   Additional Information About the                   Statement of Additional Information of
      Registrant                                         Dreyfus Premier Limited Term Municipal
                                                         Fund, dated November 1, 1997,
                                                         previously filed on EDGAR, Accession
                                                         No. 0000717341-97-000014.

13.   Additional Information About the                   Statement of Additional Information of
      Company Being Acquired                             Dreyfus Premier Limited Term
                                                         California Municipal Fund and Dreyfus
                                                         Premier Limited Term New York
                                                         Municipal Fund, dated November 1,
                                                         1997, previously filed on EDGAR,
                                                         Accession No. 0000717341-97-000014.

14.   Financial Statements                               Annual Report of Dreyfus Premier
                                                         Limited Term Municipal Fund for the
                                                         Period Ended June 30, 1997, previously
                                                         filed on EDGAR, Accession No.
                                                         0000717341-97-000009.

                                                         Semi-Annual Report of Dreyfus Premier
                                                         Limited Term Municipal Fund for the
                                                         period ended December 31, 1997,
                                                         previously filed on EDGAR, Accession
                                                         No. 0000717341-98-000004.

                                                         Annual Reports of Dreyfus Premier
                                                         Limited Term California Municipal Fund
                                                         and Dreyfus Premier Limited Term New
                                                         York Municipal Fund, for Fiscal Year
                                                         Ended June 30, 1997, previously filed
                                                         on EDGAR, Accession No.
                                                         0000717341-97-000009.

                                                         Semi-Annual Report of Dreyfus Premier
                                                         Limited Term California Municipal Fund
                                                         and Dreyfus Premier Limited Term New
                                                         York Municipal Fund, for the period
                                                         ended December 31, 1997, previously
                                                         filed on EDGAR, Accession No.
                                                         0000717341-98-000004.




                                                         Pro Forma Financial Statements as of
                                                         December 31, 1997 (unaudited).




      PART C

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
             DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
              DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND

                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166

                                                                   July 21, 1998
Dear Shareholder:

      The Board of Trustees of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") has recently reviewed and unanimously endorsed a proposal for the reorganization of each of Dreyfus Premier Limited Term California Municipal Fund and Dreyfus Premier Limited Term New York Municipal Fund (each an "Acquired Fund" and, together, the "Acquired Funds"), each a series of the Trust, that the Trustees judge to be in the best interests of the shareholders of each of the Acquired Funds.

      Under the terms of the proposal, Dreyfus Premier Limited Term Municipal Fund (the "Acquiring Fund"), a series of the Trust, would acquire all the assets and assume the liabilities of each of the Acquired Funds. Holders of Class A, Class B, Class C and Class R shares of each Acquired Fund would become shareholders of the Acquiring Fund, receiving (in exchange for such shares) Class A, Class B, Class C and Class R shares, respectively, of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of their investment in the Acquired Fund at the time of the transaction. The Acquired Funds would then be terminated. The transaction would, in the opinion of counsel, be free from federal income tax to you and the Acquired Funds. The Board of Trustees of the Trust has determined that the proposed reorganization should provide benefits to shareholders due, in part, to enhanced operations.

      Detailed information about the proposed transaction is described in the enclosed prospectus/proxy statement.

      The Board of Trustees has called Special Joint Meetings of Shareholders to be held September 15, 1998 to consider this transaction. WE STRONGLY INVITE YOUR PARTICIPATION BY ASKING YOU TO REVIEW THE ENCLOSED MATERIAL, AND COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE.

      I thank you for your participation as a shareholder and urge you to exercise your right to vote by completing, dating, signing and returning the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.

      If you have any questions regarding the proposed transaction, please call toll-free 1-800-554-4611.

      IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN SEPTEMBER 14, 1998.

                        Sincerely,



                        Marie E. Connolly,
                        President, THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS.

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
             DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
              DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND

                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166


________________________________________________________________________________
                NOTICE OF SPECIAL JOINT MEETINGS OF SHAREHOLDERS
________________________________________________________________________________

Dear Shareholder:

    Notice is hereby given that Special Joint Meetings of Shareholders (the "Meetings") of Dreyfus Premier Limited Term California Municipal Fund and Dreyfus Premier Limited Term New York Municipal Fund (each an "Acquired Fund", together the "Acquired Funds"), each a series of The Dreyfus/Laurel Tax-Free
Municipal Funds (the "Trust"), will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Tuesday, September 15, 1998 at 10:00 a.m. for the following purposes:

    1. To approve or disapprove an Agreement and Plan of Reorganization for each Acquired Fund (each a "Plan" and, collectively, the "Plans") providing for (a) the acquisition of all or substantially all of the assets attributable to the Acquired Fund's Class A, Class B, Class C and Class R shares, by Dreyfus Premier Limited Term Municipal Fund (the "Acquiring Fund"), a series of the Trust, in exchange solely for corresponding Class A, Class B, Class C and Class R shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, (b) the distribution of those shares of the Acquiring Fund to the holders of the Class A, Class B, Class C and Class R shares of the Acquired Fund, in each case in an amount equal in net asset value to the Class A, Class B, Class C and Class R shares of the Acquired Fund held by such holder, and (c) the subsequent termination of the Acquired Fund; and

    2. To transact such other business as may properly come before the Meetings, or any adjournment or adjournments thereof.

    The Trustees of the Trust have fixed the close of business on July 6, 1998 as the record date for the determination of shareholders of the Acquired Fund entitled to notice of and to vote at the Meetings or any adjournment or adjournments thereof.

                                           By Order of the Board of Trustees
                                           Michael S. Petrucelli,
                                           Assistant Secretary

July 21, 1998

IT IS IMPORTANT THAT PROXY CARDS BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETINGS IN PERSON ARE URGED WITHOUT DELAY TO SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE POSTAGE PREPAID ENVELOPE PROVIDED, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETINGS. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY MATERIALS WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

           DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND AND
              DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND,
              SERIES OF THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
                  DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND,
             A SERIES OF THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                                 1-800-554-4611

                 PROSPECTUS/PROXY STATEMENT DATED JULY 21, 1998

      This Prospectus/Proxy Statement (the "Proxy Statement") is being furnished to shareholders of Dreyfus Premier Limited Term California Municipal Fund (the "California Fund") and Dreyfus Premier Limited Term New York Municipal Fund (the "New York Fund") (each also referred to as an "Acquired Fund" and, together, the "Acquired Funds"), each a separate, non-diversified portfolio of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust"), a management investment company, in connection with a proposed Agreement and Plan of Reorganization between each of the Acquired Funds and Dreyfus Premier Limited Term Municipal Fund (the "Acquiring Fund"), a separate portfolio of the Trust (each a "Plan" and, collectively, the "Plans"), to be submitted to shareholders of each of the Acquired Funds for separate consideration at Special Joint Meetings of Shareholders (the "Meetings") of the Acquired Funds to be held on Tuesday, September 15, 1998 at 10:00 a.m., at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, and any adjournments thereof. A conformed copy of the form of the Plans, which are identical except for the parties, is attached to this Proxy Statement as Appendix A.

AVAILABLE INFORMATION. This Proxy Statement, which should be read and retained for future reference, sets forth concisely the information about the Acquiring Fund that shareholders of the Acquired Funds should know before voting on the Plans and receiving Acquiring Fund Shares (as defined below). A Prospectus dated November 1, 1997 and Supplement to Prospectus dated November 15, 1997, describing the Acquiring Fund in greater detail, the Acquiring Fund's Annual Report for the year ended June 30, 1997, including its audited financial statements for the year then ended, and the Acquiring Fund's Semi-Annual Report for the period ended December 31, 1997, including its unaudited financial statements for the period then ended, accompany this Proxy Statement. Certain relevant documents listed below have been filed with the Securities and Exchange Commission ("SEC"), are incorporated herein in whole or in part by reference, and are available upon request and without charge by calling toll-free 1-800-554-4611 or by writing to 144 Glenn Curtiss Boulevard, Uniondale, New York 11566-0144.
________________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
________________________________________________________________________________

________________________________________________________________________________

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE NET ASSET VALUE OF FUNDS OF THIS TYPE WILL FLUCTUATE FROM TIME TO TIME.
________________________________________________________________________________

      A Statement of Additional Information dated July 21, 1998, relating to this Proxy Statement, incorporating by reference the audited financial statements of the Acquiring Fund at June 30, 1997, the unaudited financial statements of the Acquiring Fund at December 31, 1997, the audited financial statements of the Acquired Funds at June 30, 1997, and the unaudited financial statements of the Acquired Funds at December 31, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Proxy Statement. A Statement of Additional Information relating to the Acquiring Fund's Prospectus dated November 1, 1997, has also been filed with the SEC and is incorporated by reference in its entirety into this Proxy Statement. A copy of such Statements of Additional Information are available from the Acquiring Fund through the toll-free number and at the address above.

      The Prospectus describing each of the Acquired Funds dated November 1, 1997 and Supplement to Prospectus dated April 24, 1998, and a Statement of Additional Information dated November 1, 1977, relating to that Prospectus, are incorporated by reference herein in their entirety. Copies of that Prospectus, Statement of Additional Information, the Annual Reports of the Acquired Funds for their fiscal years ended June 30, 1997, including the Acquired Funds' audited financial statements, and the Semi-Annual Reports of the Acquired Funds for the periods ended December 31, 1997, including the Acquired Funds' unaudited financial statements, are also available from the Acquired Funds through the toll-free number and at the address above.

      The SEC maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other material incorporated by reference, together with other information regarding the Acquired Funds and the Acquiring Fund.

      THE FUNDS. The Dreyfus Corporation ("Dreyfus"), a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon Bank"), serves as investment manager to each of the Acquired Funds and the Acquiring Fund (together, the "Funds," or individually, a "Fund"). Each of the California Fund and the New York Fund seek to maximize current income exempt from federal income taxes and state personal income taxes for resident shareholders of the named state, consistent with what is believed to be the prudent risk of capital. In addition, the New York Fund seeks to maximize current income exempt from New York City personal income taxes. Each of the California Fund and the New York Fund pursues its investment objective by investing in debt obligations of such Fund's named state, its political subdivisions, municipalities, public authorities and municipal obligations issued by other governmental entities, the interest from which is believed to be excluded from gross income for federal income tax purposes and is exempt from state personal income taxes for residents of the named state ("State Municipal Obligations"), and which are of investment-grade quality and generally of intermediate maturities.

      The Acquiring Fund seeks to maximize current income exempt from federal income taxes consistent with the prudent risk of capital. The Acquiring Fund seeks to achieve its investment objective by investing in debt obligations issued by states, cities, counties, municipalities, municipal agencies and regional districts which are of investment-grade quality and generally of intermediate maturities, the interest from which is, in the opinion of counsel to the respective issuer, exempt from federal income taxes ("National Municipal Obligations").

      Each of the Acquired Funds and the Acquiring Fund offers four classes of shares-- Class A, Class B, Class C and Class R.

      THE PLANS. Each Plan provides for all the assets of the Acquired Fund to be acquired by the Acquiring Fund in exchange solely for shares of the corresponding class of the Acquiring Fund (together, the "Acquiring Fund Shares") and the assumption by the Acquiring Fund of the liabilities of the respective Acquired Fund. The Acquiring Fund Shares will then be distributed to holders of Class A, Class B, Class C and Class R shares of the Acquired Fund (together, the "Acquired Fund Shares"), in liquidation of the Acquired Fund, and the Acquired Fund will be terminated. (All such transactions are referred to herein as the "Reorganization".) As a result of the Reorganization, each holder of Class A, Class B, Class C and Class R Acquired Fund Shares will receive that number of full and fractional Acquiring Fund Shares of the corresponding class, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's Acquired Fund Shares held as of the time of the Reorganization. The Trust has been advised by counsel that the Reorganization will constitute a tax-free reorganization for federal income tax purposes.

      Premier Mutual Fund Services, Inc., 60 State Street, Boston, Massachusetts 02109, acts as distributor for the Acquiring Fund and both Acquired Funds. The distributor's ultimate parent is Boston Institutional Group, Inc.

      This Combined Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, and handling expenses that would result from the use of a separate proxy statement/prospectus for each Acquired Fund. Shareholders of each Acquired Fund will vote separately on the Proposal. Class A, Class B, Class C and Class R shareholders of each Acquired Fund will vote together on the Proposal. Thus, if the Proposal is approved by one Acquired Fund, and disapproved by the other Acquired Fund, the Proposal will be implemented only for the Acquired Fund that approved the Proposal.

                                  TABLE OF CONTENTS

                                                                Page

            Summary...............................................5

            Reasons for the Reorganization.......................11

            Information about the Reorganization.................12

            Additional Information About the Acquiring
                Fund and the Acquired Funds......................14

            Voting Information...................................15

            Financial Statements and Experts.....................17

            Other Business.......................................17

            Notice to Banks, Broker/Dealers and
                Voting Trustees and Their Nominees...............17

                                       SUMMARY

      THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROXY STATEMENT, THE PROSPECTUSES OF THE ACQUIRING FUND AND OF THE ACQUIRED FUNDS, EACH DATED NOVEMBER 1, 1997, AND THE PLANS, A COPY OF THE FORM OF WHICH IS ATTACHED TO THIS PROXY STATEMENT AS APPENDIX A.

    PROPOSED REORGANIZATION. The Trust's Board, including the Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), has unanimously approved a plan with respect to each Acquired Fund. The Plans are identical except for the names of the parties. The Trust's Board has concluded unanimously that the Reorganization would be in the best interests of shareholders of each Acquired Fund and the Acquiring Fund, and that the interests of existing shareholders of each Fund would not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

    Each  Plan   provides  that  the  Acquired  Fund  transfer  all  the  assets attributable to its Class A, Class B, Class C and Class R shares to the Acquiring Fund in exchange solely for the Acquiring Fund Shares, and the assumption by the Acquiring Fund of liabilities of the corresponding Acquired Fund. Under each Plan, those Acquiring Fund Shares will then be distributed to holders of the Acquired Fund Shares, in liquidation of the Acquired Fund, and the Acquired Fund will be terminated. As a result of the Reorganization, each holder of Class A, Class B, Class C and Class R Acquired Fund Shares will receive that number of Acquiring Fund Shares of the corresponding class having an aggregate net asset value equal to the aggregate net asset value of such shareholder's Acquired Fund Shares held as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the date of the Reorganization (the "Closing Date"). Thereafter, each Acquired Fund will be terminated as a series of the Trust. See "Information About the Reorganization."

    As a result of the Reorganization, each Acquired Fund Shareholder will cease to be a shareholder of the relevant Acquired Fund and will become a shareholder of the Acquiring Fund as of the close of business on the Closing Date. No sales charge will be imposed on Acquiring Fund Shares received, and no contingent deferred sales charge ("CDSC") will be imposed on Acquired Fund Shares surrendered, as a result of the Reorganization.

    THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND APPROVE THAT FUND'S PLAN.

    Approval of the Reorganization with respect to an Acquired Fund requires the affirmative vote of a "majority of the outstanding voting securities" of that Fund, which for this purpose mean the lesser of: (i) 67% of the voting securities of the Acquired Fund present at the Meetings, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Acquired Fund.

    TAX CONSEQUENCES. As a condition to the closing of the Reorganization with respect to each Acquired Fund, the Trust will receive an opinion of counsel, to the effect that, for federal income tax purposes, (a) no gain or loss will be recognized by Acquired Fund Shareholders for federal income tax purposes as a result of the Reorganization, (b) the holding period and aggregate tax basis of Acquiring Fund Shares received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of each shareholder's Acquired Fund Shares, and (c) the holding period and tax basis of the Acquired Funds' assets transferred to the Acquiring Fund as a result of the Reorganization will be the same as the holding period and tax basis of such assets held by the Acquired Fund immediately prior to the Reorganization. See "Information about the Reorganization--Federal Income Tax Consequences."

      COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND. The following discussion comparing the investment objectives, policies and restrictions of the Acquiring Fund and the Acquired Funds is based upon and qualified in its entirety by the description of investment objectives, policies and restrictions set forth in the respective Prospectuses (as supplemented) and Statement of Additional Information of the Acquiring Fund and the Acquired Funds. For a full discussion of the investment objective, policies and restrictions of the Acquiring Fund, please refer to its Prospectus dated November 1, 1997, as supplemented November 15, 1997 (which accompanies this Proxy Statement) under the caption "Description of the Fund," and Statement of Additional Information dated November 1, 1997 (which is available upon request) under the caption "Investment Objective and Management Policies." For a discussion of these matters as they apply to the Acquired Funds, please refer to the Prospectus and Statement of Additional Information dated November 1, 1997, as supplemented April 24, 1998 (which are available upon request) under the respective captions "Description of the Funds" and "Investment Objective and Management Policies." The policies described below in this "Comparison of the Acquired Funds and the Acquiring Fund" section can be changed without shareholder approval, unless indicated otherwise or required by the 1940 Act.

GENERAL -- Each Acquired Fund and the Acquiring Fund are separate non-diversified portfolios of the Trust, an open-end, management investment company advised by Dreyfus, located at 200 Park Avenue, New York, New York 10166. The investment objectives of the Acquiring Fund and each Acquired Fund are similar -- to maximize current income exempt from federal income tax--except that the California Fund seeks income also exempt from income tax of the state of California and the New York Fund seeks income also exempt from income tax of the state of New York, as described below. In addition, the New York Fund seeks to maximize current income exempt from New York City personal income tax.

    Each of the  California  Fund  and New  York  Fund  pursues  its  investment
objective   by   investing   in  State   Municipal   Obligations   that  are  of
investment-grade quality and generally of intermediate maturities.

    The Acquiring Fund seeks to achieve its investment objective by investing in National Municipal Obligations. Unlike the Acquired Funds, the Acquiring Fund invests in municipal obligations of numerous states, and municipalities or subdivisions in numerous states, and, as a result, most of the dividends it pays generally will not be exempt from state or city income taxes to residents of California or New York.

    The management policies of each Acquired Fund and the Acquiring Fund are similar. Each Fund invests primarily in debt securities issued by states and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal income tax. Each Acquired Fund's investments are further limited by the requirement that, under ordinary circumstances, it invest primarily in municipal obligations the interest from which is exempt from the income tax of the state after which it is named. Moreover, the New York Fund seeks to invest in municipal obligations the interest on which is exempt from New York City personal income taxes. In all other material respects, the management policies of the Acquiring Fund and the Acquired Funds are the same. For a more complete discussion of each Acquired Fund's and the Acquiring Fund's management policies, see "Description of the Funds" in the Acquired Funds' Prospectus and "Description of the Fund" in the Acquiring Fund's Prospectus.

    Each Acquired Fund may, when, in Dreyfus' opinion, adverse market conditions exist for State Municipal Obligations and a "defensive posture" is warranted, temporarily invest more than 20% of its total assets in money market instruments which produce income exempt from federal, but not the state personal income taxes for resident shareholders of the Acquired Fund's named state, or more that 20% of its total assets in taxable obligations (including obligations the interest on which is included in the calculation of alternative minimum tax for individuals).

    The Acquiring Fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its total assets in taxable obligations (including obligations the interest on which is included in the calculation of alternative minimum tax for individuals).

    Each of the Acquired Funds and the Acquiring Fund may invest in when-issued securities, municipal bond index and interest rate futures contracts, options on municipal bond index and interest rate futures contracts, floating rate and variable rate obligations, municipal lease obligations and tender option bonds.

    The Acquired Funds and the Acquiring Fund are separate portfolios of the Trust, which is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts.

FUNDAMENTAL POLICIES -- As a matter of fundamental policy, each Acquired Fund will, under normal market conditions, invest a minimum of 80% of its total assets in State Municipal Obligations. Similarly, as a matter of fundamental policy, the Acquiring Fund will, under normal market conditions, invest a minimum of 80% of its total assets in National Municipal Obligations. The remaining fundamental policies and investment restrictions of the Acquired Funds and the Acquiring Fund are identical. Fundamental policies and investment restrictions may not be changed without the affirmative vote of a majority (as defined in the 1940 Act) of a fund's outstanding shares. For a further discussion of the fundamental policies and limitations of each Fund, see "Investment Objective and Management Policies--Investment Restrictions" in the Statement of Additional Information accompanying the Fund's Prospectus.

FEES AND EXPENSES -- Each of the Acquired Funds and the Acquiring Fund have identical fee and expense structures. Each Fund currently pays Dreyfus, as its investment manager, a fee, computed daily and payable monthly, at the annual rate of 0.50% of the value of the Fund's average daily net assets. Dreyfus arranges and pays for all of the expenses of each Fund, except brokerage fees, taxes, interest, fees and expenses of the non-interested Trustees (including counsel fees), Rule 12b-1 fees (if applicable), and extraordinary expenses. Although Dreyfus is not obligated to pay the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is contractually required to reduce its investment management fee in an amount equal to each Fund's allocable share of such fees and expenses. The following table shows the actual annual fund operating expenses allocable to the Class A, Class B, Class C and Class R shares of the Acquired Funds and the Acquiring Fund for the Funds' respective fiscal years ended June 30, 1997, which are also the estimated total annual fund operating expenses to be paid by the Acquiring Fund after giving effect to the Reorganization (the "Combined Fund" in the table). The total annual fund operating expenses of the Combined Fund, excluding the costs attributable to the proposed Reorganization, are estimated to be the same whether the Reorganization is consummated by one or both of the Acquired Funds.

                                                ACQUIRING FUND,
                                        CALIFORNIA AND NEW YORK FUNDS, AND
                                             PRO FORMA COMBINED FUND

                                      Class A    Class B    Class C    Class R
                                      -------    -------    -------    -------

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed
    on Purchases (as a percentage)
    of offering price)                  3.00%     none        none      none
Maximum Deferred Sales Charge
    Imposed on Redemptions (as
    a percentage of the amount
    subject to charge)                  none*     3.00%       .75%      none

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average
daily net assets)
Management Fees                         .50%       .50%       .50%      .50%
12b-1 Fees (1)                          .25%       .75%       .75%      none
Other Expenses (2)                      .00%       .00%       .00%      .00%
                                        ---       ----       ----      ----
Total Fund
  Operating Expenses                    .75%      1.25%      1.25%      .50%

EXAMPLE
An investor would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) except where noted, redemption at the end of each time period:

                                 Class A   Class B      Class C     Class R
                                 ------------------------------------------
1 Year                            $37      $43/13(3)    $20/13(3)    $ 5
3 Years                           $53      $60/40(3)      $40        $16
5 Years                           $70      $79/69(3)      $69        $28
10 Years                         $120      $125**        $151        $63
________________________________________________________________________________
* A contingent deferred sales charge of 1% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Buy Fund Shares - Class A shares" in the relevant Prospectus.
** Assumes  conversion  of Class B shares  to Class A shares  approximately  six years after the date of purchase and, therefore, reflects Class A expenses for years seven through ten.
1 See "Distribution Plans (Class A Plan and Class B and Class C Plans)" in the respective Prospectus for a description of each Fund's Distribution Plans and Service Plan for Class A, B and C shares.
2 Does not include fees and expenses of the non-interested Trustees (including counsel). The investment manager is contractually required to reduce its Management Fee in an amount equal to each Fund's allocable portion of such fees and expenses, which are estimated to be less than 0.01% of each Fund's net assets. (See "Management of the Funds" in the Acquired Funds' Prospectus and "Management of the Fund" in the Acquiring Fund's Prospectus.)
3  Assuming no redemption of shares.
________________________________________________________________________________
THE AMOUNTS LISTED ABOVE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE
INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN ACTUAL RETURNS GREATER OR LESS THAN 5%.
________________________________________________________________________________

INITIAL SALES CHARGE AND CDSC -- The schedule of the initial sales charge imposed on each Acquired Fund's Class A shares is identical to that imposed on Acquiring Fund Class A shares. No initial sales charge will be imposed on Acquiring Fund Class A Shares received by Acquired Fund shareholders as a result of the Reorganization. If an Acquired Fund Class A shareholder has signed a Letter of Intent making such shareholder eligible for a reduced sales load, the terms of such Letter of Intent will carry over and apply to such shareholder as a shareholder of the Acquiring Fund. The Acquiring Fund also offers the same

Right of Accumulation with respect to purchases of Acquiring Fund Class A Shares as that offered to Acquired Fund shareholders. If a shareholder purchases Class A shares of any Fund without an initial sales charge as part of an investment of at least $1,000,000 and redeems all or a portion of those shares within one year after purchase, a CDSC of 1.00% will be imposed at the time of redemption

    The schedule of the CDSC imposed on the Acquired Funds' Class B shares at the time of redemption is identical to that imposed on the Acquiring Fund's Class B shares. No CDSC will be imposed on Acquired Fund Class B Shares surrendered by Acquired Fund shareholders as a result of the Reorganization.

    The CDSC imposed on the Acquired Funds' Class C shares redeemed within the first year after purchase is identical to that imposed on Class C shares of the Acquiring Fund. No CDSC will be imposed on Acquired Fund Class C Shares surrendered by Acquired Fund shareholders as a result of the Reorganization.

    For purposes of calculating future CDSCs (and, in the case of Class B shares, conversion periods), Acquiring Fund shares received by an Acquired Fund shareholder at the time of the Reorganization will be deemed to have been held since the date the shareholder initially purchased the shares of an Acquired Fund which are the subject of the Reorganization.

DISTRIBUTION PLAN (CLASS A SHARES) -- Class A shares of the Acquiring Fund are subject to a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act that is identical to that adopted by the Acquired Funds' Class A shares. See "Distribution Plans - Distribution Plan - Class A shares" in the relevant Prospectus for a complete discussion of the distribution plan with respect to Class A shares.

DISTRIBUTION AND SERVICE PLANS (CLASS B AND CLASS C SHARES) -- Class B and Class C shares of the Acquiring Fund are subject to distribution and service plans adopted pursuant to Rule 12b-1 that are identical to those adopted by the Acquired Funds. See "Distribution Plans - Distribution and Service Plans - Class B and Class C" in the relevant Prospectus for a complete discussion of the distribution and services plans with respect to Class B and Class C shares.

PRIMARY PORTFOLIO MANAGERS -- The primary portfolio managers are different for the Acquiring Fund and the Acquired Funds.

    ACQUIRING FUND. John F. Flahive has been employed by Dreyfus as portfolio manager of the Acquiring Fund since November 14, 1994. He is also Vice President of Boston Safe Deposit and Trust Company ("Boston Safe"), a subsidiary of The Boston Company and an affiliate of Dreyfus. Prior to joining Boston Safe in October, 1994, Mr. Flahive was senior portfolio manager and Vice President with Neuberger & Berman. A 1984 graduate of St. Michael's College with a degree in Business Administration, Mr. Flahive also earned a M.B.A. from Clarkson University in 1985, and attended the New York University Graduate School of Business Administration for Visiting Professionals in 1986.

    ACQUIRED FUNDS. The California Fund is managed by Collette O'Brien, a portfolio manager of Dreyfus and Boston Safe. Ms. O'Brien is responsible for managing Tax-Exempt Fixed Income Portfolios for the Private Asset Management Group at Boston Safe and is a member of Boston Safe's Bond Strategy and Asset Review Committees. Kristin D. Lindquist has been employed by Dreyfus as the portfolio manager of the New York Fund since October 17, 1994. Ms. Lindquist is also a Vice President of Boston Safe, where she is responsible for managing Tax-Exempt Fixed Income Fund Portfolios for the Private Asset Management Group.

CAPITALIZATION -- The following tables set forth as of December 31, 1997: (1) the capitalization of each Acquired Fund, with respect to Class A, Class B, Class C and Class R shares; (2) the capitalization of the Acquiring Fund, with respect to Class A, Class B, Class C and Class R shares; and (3) the pro forma capitalization of the Acquiring Fund, with respect to Class A, Class B, Class C and Class R shares, as adjusted showing the effect of the Reorganization had it occurred on such date (excluding costs that would be incurred as a result of the Reorganization).


                                       CALIFORNIA FUND                                   NEW YORK FUND
                         CLASS A   CLASS B    CLASS C    CLASS R       CLASS A    CLASS B     CLASS C    CLASS R
                         -------   -------    -------    -------       -------    -------     -------    -------

Total net assets       $8,078,726  $313,967  $182,746   $16,233,942  $ 2,013,098  $ 270,601  $ 89,359    $6,715,556

Net asset value        $    13.31  $  13.31  $  13.34   $     13.31  $     13.03  $   13.05  $  13.06     $   13.03
  per share

Shares outstanding        606,983    23,583    13,695     1,219,812      154,489     20,744     6,841       515,433



                                      ACQUIRING FUND                            PRO FORMA COMBINED FUND
                         CLASS A   CLASS B    CLASS C    CLASS R       CLASS A    CLASS B     CLASS C    CLASS R
                         -------   -------    -------    -------       -------    -------     -------    -------

Total net assets      $18,050,209  $1,081,549   $152,185  $32,961,515  $28,142,033  $1,666,117   $424,290  $55,911,013

Net asset value       $     12.33  $    12.32   $  12.35  $     12.33  $     12.33  $    12.32   $  12.35  $     12.33
  per share

Shares outstanding      1,464,243      87,759     12,320    2,674,131    2,282,403     135,237     34,355    4,534,551


    The following tables set forth the pro forma capitalization of the Acquiring Fund, with respect to Class A, Class B, Class C and Class R shares, as adjusted showing the effect of the Reorganization between (a) the Acquiring Fund and the California Fund (but not the New York Fund) and (b) the Acquiring Fund and the New York Fund (but not the California Fund), had each such Reorganization occurred on December 31, 1997.


                                   PRO FORMA COMBINED FUND                          PRO FORMA COMBINED FUND
                             (ACQUIRING FUND AND CALIFORNIA FUND)              (ACQUIRING FUND AND NEW YORK FUND)
                         CLASS A     CLASS B    CLASS C      CLASS R       CLASS A    CLASS B     CLASS C    CLASS R
                         -------     -------    -------      -------       -------    -------     -------    -------

Total net assets      $ 26,128,935  $1,395,516  $334,931   $49,195,457  $ 20,063,307  $1,352,150  $241,544  $39,677,071

Net asset value       $      12.33  $    12.32  $ 12.35    $     12.33  $      12.33  $    12.32  $  12.35  $     12.33
 per share

Shares outstanding      2,119,135      113,272   27,120      3,989,899     1,627,194     109,752    19,558    3,217,930



    As of July 6, 1998, there were ____________ shares of the Acquiring Fund outstanding.

    As of July 6, 1998, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of the Acquiring Fund. To the best knowledge of the Trustees of the Acquiring Fund, as of June 19, 1998, no shareholder or "group" (as that term is defined in Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act")) owned beneficially or of record 5% or more of the Acquiring Fund's outstanding shares except as shown in the table below:

[Table  will  indicate  ownership  before  and  after   Reorganization  and  any
affiliation with Dreyfus]

    For information with respect to the beneficial ownership of the Acquired Funds, see the section of this Proxy Statement entitled "Voting Information."

PURCHASE PROCEDURES -- The purchase procedures of the Acquired Funds and the Acquiring Fund are identical. See "How to Buy Fund Shares" in the relevant Prospectus for a complete discussion of purchase procedures.

REDEMPTION PROCEDURES -- The redemption procedures of the Acquired Funds and the Acquiring Fund are identical. See "How to Redeem Fund Shares" in the relevant Prospectus for a complete discussion of redemption procedures.

DISTRIBUTIONS -- The dividend and distribution policies of the Acquired Funds and the Acquiring Fund are identical. See "Dividends, Other Distributions and Taxes" in the relevant Prospectus for a complete discussion of such policies.

SHAREHOLDER SERVICES -- The shareholder services offered by the Acquired Funds and the Acquiring Fund are identical. See "Shareholder Services" in the relevant Prospectus for a complete description of shareholder services.

RISK FACTORS -- The investment risks of each Acquired Fund and the Acquiring Funds are substantially similar, except for those incurred by each Acquired Fund as a result of its purchase primarily of municipal obligations issued by a single state, its municipalities or subdivisions. The states of California and New York have in the past experienced financial difficulties, the recurrence of which could result in defaults or declines in the market values of various State Municipal Obligations in which an Acquired Fund invests. If there should be a default or other financial crisis relating to the applicable state or an agency or municipality thereof, the market value and marketability of outstanding State Municipal Obligations in an Acquired Fund's portfolio and the interest income to the Acquired Fund could be adversely affected. For further information relating to investments in California and New York, see "Description of the Funds--Certain Risk Considerations Regarding the State of California" and "--Certain Risk Considerations Regarding the State of New York and New York City" in the Acquired Funds' Prospectus, and "Appendix B Risk Factors--Investing in California Municipal Obligations" and "Appendix C - Risk Factors-Investing in New York Municipal Obligations" in the associated Statement of Additional Information.

     Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Securities in which each Fund invests may earn a higher level of current income than certain short-term or higher quality securities, which generally have greater liquidity, less market risk and less fluctuation in market value, but may earn a lower level of current income than certain longer-term or lower quality securities, which may have less liquidity, more market risk and more fluctuation in market value.

     See "Description of the Fund" in the Acquiring Fund's Prospectus and "Description of the Funds" in the Acquired Funds' Prospectus for a more complete description of investment risks.

                         REASONS FOR THE REORGANIZATION

     The Board of Trustees of the Trust, on behalf of each of the Acquired Funds and the Acquiring Fund, has concluded that the Reorganization is in the best interests of their respective shareholders. The Board believes that the Reorganization will permit shareholders to pursue similar investment goals in a larger fund without diluting shareholders' interests. Despite their operation for over ten years, each of the Acquired Funds has had limited asset growth. As of March 31, 1998, the California Fund and the New York Fund had assets under management of only approximately $24,610,000 and $9,428,000, respectively. Larger aggregate net assets should enable the combined fund (as compared to each Acquired Fund and the Acquiring Fund alone) to experience more efficient portfolio management, including the possibility of more favorable pricing and execution based on larger portfolio transactions. In addition, duplication of marketing and servicing may be reduced or eliminated.

     In determining whether to recommend approval of the Reorganization with respect to each Acquired Fund, the Board considered the following factors, among others: (1) the compatibility of the Acquired Funds' and Acquiring Fund's investment objectives, management policies and investment restrictions, as well as shareholder services offered by the Acquired Funds and the Acquiring Fund;
(2) the comparative investment performance of the Acquiring Fund and the Acquired Funds; (3) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (4)
expense ratios of the Acquiring Fund and Acquired Funds; (5) the tax consequences of the Reorganization; and (6) the estimated costs incurred by the Acquiring Fund and the Acquired Funds as a result of the Reorganization. In addition, the Trust's Board considered the Acquired Funds' inability to attract larger levels of assets to date and possible alternatives to the Reorganization.

                         INFORMATION ABOUT THE REORGANIZATION

     PLANS OF REORGANIZATION. The following summary of the Plans with respect to each of the Acquired Funds is qualified in its entirety by reference to the Plans (Appendix A hereto). Each Plan provides that the Acquiring Fund will acquire all the assets of the Acquired Fund attributable to the Acquired Fund's Class A, Class B, Class C and Class R shares. In exchange for those assets, the Acquired Fund will receive Class A, Class B, Class C and Class R Acquiring Fund Shares with an aggregate net asset value equal to that of the assets transferred minus the liabilities of the Acquired Fund, which will be assumed by the Acquiring Fund on the Closing Date. Prior to the Closing Date, the Acquired Fund will endeavor to discharge all of its known liabilities and obligations. The number of full and fractional Acquiring Fund Shares to be issued to each Class A, Class B, Class C and Class R shareholder, respectively, of the Acquired Fund will be determined by dividing the aggregate net asset value of such shareholder's Acquired Fund Shares by the net asset value of one share of the respective class of the Acquiring Fund, each computed as of the close of trading on the floor of the NYSE on the Closing Date (the "Valuation Time"). For this purpose, the value of options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE.

     Both the Acquired Funds and the Acquiring Fund will utilize Dreyfus as agent to determine the value of their respective portfolio securities. The method of valuation employed by each Fund will be consistent with the requirements set forth in the Fund's Prospectus, Rule 22c-1 under the 1940 Act, and the interpretation of such rule by the SEC's Division of Investment Management.

     As soon after the Closing Date as conveniently practicable, each Acquired Fund will distribute PRO RATA to its shareholders of record as of the Valuation Time, in liquidation of the Acquired Fund, the Acquiring Fund Shares received by the Acquired Fund pursuant to the Reorganization. Such distribution will be accomplished by establishing an account in the name of each holder of Acquired Fund Shares on the share records of the Acquiring Fund's transfer agent and transferring to each such account a number of Acquiring Shares of the corresponding class, equal to the aggregate net asset value of the Class A, Class B, Class C or Class R Acquired Fund Shares held by such shareholder divided by the net asset value of an Acquiring Fund Share of the respective class. Each account will represent the respective PRO RATA number of full and fractional Acquiring Fund Shares due to such shareholder of the Acquired Fund. After such distribution and the winding up of its affairs, each Acquired Fund will be terminated.

     On or before the Closing Date, each Acquired Fund shall have declared a dividend and/or other distributions that, together with all previous dividends and other distributions, shall have the effect of distributing to the Acquired Fund's shareholders all investment company taxable income for all taxable years ended prior to the Closing Date and for its current taxable year through the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain realized in all such taxable years (after reduction for any capital loss carryforward).

     The consummation of the Reorganization for each Acquired Fund is subject to the conditions set forth in the Plan, including the condition that the parties to the Reorganization shall have received exemptive relief from the SEC with respect to certain restrictions under the 1940 Act that could otherwise impede or inhibit consummation of the Reorganization. Notwithstanding approval by an Acquired Fund's shareholders, the Plan may be terminated at any time at or prior to the Closing by either party because: (a) the Board of the Trust determines that circumstances have developed that make proceeding with the Reorganization inadvisable; (b) a material breach by the other party of any representation, warranty, or agreement contained therein has occurred; or (c) a condition to the obligation of the terminating party cannot reasonably be met.

     The Funds will bear the expenses of the Reorganization pro rata in accordance with their respective net assets as of the Closing Date if the Reorganization is consummated or, if it is not consummated, as of the date the respective Plan is terminated or the Reorganization is abandoned. The total expenses of the Reorganization are expected to be approximately $71,000.

     If the Reorganization is not approved by an Acquired Fund's shareholders, the Trust's Board will continue the management of the Acquired Fund in its present form, and will consider other appropriate courses of action, including liquidating the Acquired Fund.

     TEMPORARY   SUSPENSION  OF  CERTAIN  OF  THE  ACQUIRED  FUNDS'   INVESTMENT
RESTRICTIONS. Since certain of the Acquired Funds' existing investment restrictions could preclude the Acquired Funds from consummating the Reorganization in the manner contemplated in the Plan, Acquired Fund shareholders are requested to authorize the temporary suspension of certain investment restrictions which restrict the Acquired Funds' ability to purchase securities other than State Municipal Obligations as well as the temporary suspension of any other investment restriction of the Acquired Funds to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of the Acquired Funds' investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the Plan is deemed to be a vote in favor of the temporary suspensions.

     DESCRIPTION OF SHARES OF THE ACQUIRING FUND AND THE ACQUIRED FUNDS. Full and fractional Class A, Class B, Class C and Class R shares of beneficial interest in the Acquiring Fund will be issued for shares of the corresponding class of the Acquired Funds in accordance with the procedures detailed in the Plans. All issued and outstanding Acquired Fund Shares, including those represented by certificates, will be canceled. Generally, the Acquiring Fund does not issue share certificates to shareholders unless a specific request is submitted to its transfer agent. As is true in the case of Acquired Fund Shares, the Acquiring Fund Shares to be issued pursuant to the Reorganization will have no preemptive or conversion rights.

     The Acquired Funds and the Acquiring Fund are separate series of the same Trust. As such, the rights of shareholders of the Acquired Funds and of the Acquiring Fund with respect to shareholder meetings, inspection of shareholder lists, and distributions on liquidation of a Fund are identical. Shareholders of the Trust, like shareholders of any Massachusetts business trust, could potentially be held liable for obligations of the Trust under circumstances in which the Trust is unable to fulfill those obligations, although Dreyfus believes such a possibility is remote. For additional information, refer to the Statement of Additional Information dated November 1, 1997 under "Information About the Funds".

     FEDERAL INCOME TAX CONSEQUENCES. The transfer of each Acquired Fund's assets in exchange solely for Acquiring Fund Shares and the Acquiring Fund's assumption of the liabilities of each Acquired Fund are intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). The Trust, on behalf of the Acquiring Fund and the Acquired Funds, will receive an opinion from Kirkpatrick & Lockhart LLP, the Trust's counsel, substantially to the effect that, on the basis of the facts and assumptions stated therein and the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules and pronouncements and court decisions, and conditioned on the Reorganization being consummated in accordance with the Plans, for federal income tax purposes, with respect to each Acquired Fund:

      (1) The Acquired Fund's transfer of all its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the Acquired Fund's distribution of those shares to its shareholders constructively in exchange for Acquired Fund Shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

      (2) No gain or loss will be recognized to the Acquired Fund on the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities or on the subsequent distribution of those shares to the Acquired Fund's shareholders in constructive exchange for their Acquired Fund Shares;

      (3) No gain or loss will be recognized to the Acquiring Fund on its receipt of the assets from the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities;

      (4) The Acquiring Fund's basis for the transferred assets will be the same as the Acquired Fund's basis therefor immediately before the Reorganization, and the Acquiring Fund's holding period for those assets will include the period during which the assets were held by the Acquired Fund;

      (5) No gain or loss will be recognized to an Acquired Fund shareholder on the distribution thereto of Acquiring Fund Shares constructively in exchange for all the shareholder's Acquired Fund Shares; and

      (6) An Acquired Fund shareholder's basis for the Acquiring Fund Shares to be received by the shareholder in the Reorganization will be the same as the basis for the shareholder's Acquired Fund Shares to be constructively surrendered in exchange for those Acquiring Fund Shares; and the shareholder's holding period for those Acquiring Fund Shares will include the shareholder's holding period for those Acquired Fund Shares, provided they are held as capital assets by the shareholder on the Closing Date.

     Notwithstanding the foregoing, such counsel's opinion may state that no opinion is expressed as to the effect of the Reorganization on any Fund or any Acquired Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of the Acquired Funds should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

REQUIRED VOTE AND BOARD'S RECOMMENDATION

     The Trust's Board has approved the Plans and the Reorganization and has determined that (i) participation in the Reorganization by each Acquired Fund is in the Acquired Fund's best interests and (ii) the interests of shareholders of each Acquired Fund will not be diluted as a result of the Reorganization. Pursuant to the Trust's Third Amended and Restated Trust Agreement, approval of the Plan and Reorganization with respect to an Acquired Fund requires the affirmative vote of a "majority of the outstanding voting securities" of the Acquired Fund, which for this purpose mean the lesser of: (i) 67% of the voting securities of the Acquired Fund present at the Meetings, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Acquired Fund. Each full share outstanding is entitled to one vote, and each fractional share outstanding is entitled to a proportionate share of one vote for such purposes. All classes of the Acquired Fund vote together for this purpose.

     THE BOARD OF THE TRUST, INCLUDING THE "NON-INTERESTED" BOARD MEMBERS, RECOMMENDS THAT EACH ACQUIRED FUND'S SHAREHOLDERS VOTE "FOR" APPROVAL OF THE PLAN AND THE REORGANIZATION. ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND ACQUIRED FUNDS

     ACQUIRING FUND. Information about the Acquiring Fund is incorporated herein by reference from its Prospectus dated November 1, 1997 and Supplement to Prospectus dated November 15, 1997, copies of which are enclosed, and Statement of Additional Information dated November 1, 1997, a copy of which is available upon request and without charge by writing to the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11566-0144, or by calling toll-free 1-800-554-4611.

     ACQUIRED FUNDS. Information about the Acquired Funds is included in their Prospectus dated November 1, 1997, Supplement to Prospectus dated April 24, 1998, and Statement of Additional Information dated November 1, 1997, all of which have been filed with the SEC and are incorporated herein by reference, and copies of which are available upon request and without charge by writing to the Acquired Funds at 144 Glenn Curtiss Boulevard, Uniondale, New York 11566-0144, or by calling toll-free 1-800-554-4611.

     The Acquired Funds and the Acquiring Fund are subject to the informational requirements of the Exchange Act and the 1940 Act and in accordance therewith file reports and other information, including proxy materials and charter documents with the SEC. These materials can be inspected, and copies obtained at prescribed rates, at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional Office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048.

                               VOTING INFORMATION

     This Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of the Trust to be used at the Meetings to be held at 10:00 a.m., Eastern time, on September 15, 1998, at 200 Park Avenue, New York, New York 10166, and at any adjournments thereof. This Proxy Statement, along with a Notice of the Meetings and a proxy card, is first being mailed to shareholders of the Acquired Funds on or about July 21, 1998. Only shareholders of record as of the close of business on July 6, 1998 (the "Record Date") will be entitled to notice of, and to vote at, the Meetings or any adjournment thereof. The holders of a majority of the shares of an Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meetings with respect to that Fund. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meetings, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Signed but unmarked proxies will be voted FOR the Plan and FOR any other matters deemed appropriate.

     Proxy cards that reflect abstentions and "broker non-votes" (I.E., shares held by brokers or nominees as to which (1) instructions have not been received from the beneficial owners or the persons entitled to vote or (2) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but not as votes cast. A proxy may be revoked at any time on or before the Meetings by written notice to the Assistant Secretary of the Trust, 200 Park Avenue, New York, New York 10166. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Plan and the Reorganization contemplated thereby.

    Holders of Class A, Class B, Class C and Class R shares of each Acquired Fund are requested to vote and will vote together as a single fund on the Plan. As of July 6, 1998, the number of shares outstanding of each Acquired Fund and those beneficially owned by Dreyfus and its affiliates were as follows:

                                                    Shares Beneficially Owned
                                                    By Dreyfus And Affiliates
                                                    --------------------------
                               Total Shares         Number of     % Of Total
                               Outstanding          Shares        Outstanding
                               -----------          ------        -----------
  California Fund                   __               __               __
  New York Fund                     __               __               __


It is anticipated that [Mellon Bank, an affiliate of Dreyfus,] [no person] will own beneficially or of record more than 5% of either of the Acquiring Fund's outstanding shares following the Reorganization.

     [A shareholder who beneficially owns, directly or indirectly, more than 25% of an Acquired Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Acquired Fund.]

     [Because Dreyfus and its affiliates exercise voting discretion over more than 25% of the shares of [the California Fund / the New York Fund/ each of the Acquired Funds], they may be deemed to control such securities. Dreyfus has advised the Trust that shares owned by Dreyfus or an affiliate of Dreyfus with respect to which Dreyfus or such affiliate exercises voting discretion will be voted FOR the Plans described in this Proxy Statement, unless Dreyfus and its affiliates vote more than 25% of the outstanding shares of an Acquired Fund entitled to vote, in which case all such shares of that Fund will be voted in proportion to the vote of the remaining shares of that Fund voted at the Meetings, provided such vote is consistent with the fiduciary duties of Dreyfus and its affiliates.]

     To the best knowledge of the Trustees of the Trust, as of July 6, 1998, no other single shareholder or "group" (as the term is used in Section 13(d) of the Exchange Act) owned beneficially or of record 5% or more of the Acquired Funds' outstanding shares, except as shown in the table below:


CALIFORNIA FUND
                                                        Percentage Of Shares
Name And Address                  Number Of Shares           Outstanding
-----------------------------------------------------------------------------



NEW YORK FUND
                                                        Percentage Of Shares
Name And Address                  Number Of Shares           Outstanding
-----------------------------------------------------------------------------



     It is not anticipated that any of the 5% record or beneficial owners identified above[, other than Mellon Bank and its affiliates,] will own beneficially or of record 5% or more of the Acquiring Fund's outstanding shares as a result of the Reorganization.

     At July 6, 1998, the Trustees and officers of the Trust as a group beneficially owned less than 1% of each of the Acquired Fund's shares in the aggregate.

     Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone or other electronic medium or personal solicitations conducted by officers and employees of Dreyfus, its affiliates or other representatives of the Trust. The cost of the solicitation, are estimated to total approximately $10,000.

     In the event that sufficient votes to approve the Plan and Reorganization with respect to either or both of the Acquired Funds are not received at the Meetings, the persons named as proxies may propose one or more adjournments of the Meetings with respect to such Fund or Funds to permit further solicitation of proxies. In determining whether to adjourn the Meetings with respect to a Fund, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meetings. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meetings.

     A shareholder of an Acquired Fund who objects to the proposed transaction will not be entitled under either Massachusetts law or the Trust's Third Amended and Restated Master Trust Agreement to demand payment for, or an appraisal of, his or her shares. Shareholders should be aware that, if the Reorganization is consummated with respect to either or both Acquired Funds, they will be free to redeem the Acquiring Fund Shares that they receive in the Reorganization at their then-current net asset value, subject to any applicable CDSC. See "Alternative Purchase Methods" and "How to Redeem Fund Shares" in the Acquiring Fund's Prospectus. The Acquired Funds have agreed to waive any CDSC payable by shareholders of an Acquired Fund who redeem their shares after April 24, 1998, but prior to the Closing Date.

     The votes of the shareholders of the Acquiring Fund are not being solicited by this Proxy Statement and are not required to carry out the Reorganization.

                        FINANCIAL STATEMENTS AND EXPERTS

     The audited financial statements of the Acquiring Fund, which include the statement of assets and liabilities of the Acquiring Fund as of June 30, 1997, and the statement of operations, the statement of changes in net assets and financial highlights for the year ended June 30, 1997, have been incorporated by reference into this Proxy Statement in reliance on the report of KPMG Peat Marwick, LLP, the Acquiring Fund's independent auditors for each of the three years ended June 30, 1995, 1996 and 1997, as experts in accounting and auditing.

     The audited financial statements of each Acquired Fund, which include the statement of assets and liabilities of the Acquired Fund as of June 30, 1997, and the statement of operations, the statement of changes in net assets and financial highlights for the year ended June 30, 1997, have been incorporated by reference into this Proxy Statement in reliance on the report of KPMG Peat Marwick LLP, the Acquired Funds' independent auditors for each of the three years ended June 30, 1995, 1996, 1997, as experts in accounting and auditing.

                                  LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, Suite 201, Washington, DC 20036-1800

                                 OTHER BUSINESS

     The Trust's Trustees are not aware of any other matters which may come before the Meetings. However, should any such matters properly come before the Meetings, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.


               NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
                               AND THEIR NOMINEES

     Please advise the Acquired Funds, 200 Park Avenue, New York, New York 10166, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

     THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THOSE TRUSTEES WHO ARE NOT CONSIDERED "INTERESTED PERSONS" OF THE TRUST AS DEFINED IN THE 1940 ACT, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN BY EACH ACQUIRED FUND. ANY SIGNED AND UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

Dated: July __, 1998

                            APPENDIX A TO PROXY STATEMENT
                     FORM OF AGREEMENT AND PLAN OF REORGANIZATION

            THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 23rd day of April, 1998, by and between THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS (formerly The Laurel Tax-Free Municipal Funds), a Massachusetts business trust, with a principal place of business at 200 Park Avenue, New York, New York 10166 (the "Trust"), on behalf of [*], a series of the Trust (the "Acquired Fund"), and the Trust on behalf of DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND, a series of the Trust (the "Acquiring Fund"). (The Acquired Fund and the Acquiring Fund are sometimes herein referred to individually as a "Fund" and collectively as the "Funds.") All agreements, representations, actions and obligations described herein that are made or to be taken or undertaken by the Acquired Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquired Fund. All agreements, representations, actions and obligations described herein that are made or to be taken or undertaken by the Acquiring Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquiring Fund.

            WHEREAS, the Funds wish to effect a reorganization, which will consist of the transfer of all of the assets of the Acquired Fund, attributable to its Class A shares, Class B shares, Class C shares and Class R shares of beneficial interest, without par value, in the Acquired Fund (together, the "Acquired Fund Shares") in exchange solely for shares of beneficial interest, without par value, in the respective class of the Acquiring Fund (together, the "Acquiring Fund Shares"), and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in termination of the Acquired Fund as provided herein (collectively, the "Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement;

            WHEREAS, the Trust intends this Agreement to be a plan of a reorganization within the meaning of section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code");



________________________________________________________________________________

* Insert as appropriate DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND or DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND.

            WHEREAS, the Trust is a registered, open-end management investment company and the Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

            WHEREAS, the Trust is authorized to issue the respective shares of beneficial interest of the Acquiring Fund and the Acquired Fund.

            WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquired Fund, has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization; and

            WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquiring Fund, has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization:

            NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

      1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

            1.1. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein:

                     (a) The Acquired Fund shall assign, transfer and convey to the Acquiring Fund at the Closing (as provided for in paragraph 3.1) all of the Assets of the Acquired Fund (as defined in paragraph 1.2).

                  (b) The Acquiring Fund agrees in exchange therefor at the Closing (i) to issue and deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares of Class A, Class B, Class C, and Class R, determined as set forth in paragraph 2.3, and (ii) to assume the Liabilities of the Acquired Fund (as defined in paragraph 1.3). In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.

            1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all property, including without limitation, all cash, cash equivalents, securities, commodities and futures interests, dividend and interest receivables, claims and rights of action that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as assets on the books of the Acquired Fund, on the Closing Date (as defined in paragraph 3.1). The Assets shall be invested at all times through the Closing in a manner that ensures compliance with paragraph 4.1(k).

                  (b) The Acquired Fund has provided the Acquiring Fund with a list of all of its property, including all of the Assets, as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these assets. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of any assets on such list that do not conform to the Acquiring Fund's investment objective, policies and restrictions or that the Acquiring Fund otherwise does not desire to hold. The Acquired Fund will dispose of such assets prior to the Closing Date to the extent practicable and to the extent the Acquired Fund would not be affected adversely by such a disposition. In addition, if it is determined that the portfolios of the Funds, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested to do so by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

            1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. At the Closing, the Acquiring Fund shall assume all liabilities, debts, obligations, expenses, costs, charges and reserves of the Acquired Fund as of the Valuation Time (as defined in paragraph 2.1) (collectively, the "Liabilities"). Without limiting the generality of the foregoing, the Liabilities shall include the obligation to indemnify the Trustees and officers of the Trust with respect to the Acquired Fund to the extent provided in the Trust's Third Amended and Restated Master Trust Agreement dated December 9, 1992, as amended ("Trust Instrument"), and By-Laws.

            1.4. The Acquired Fund shall deliver the Assets at the Closing to Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

            1.5.      The Acquired Fund will pay or transfer or cause to be paid or transferred to the Acquiring Fund any dividends, interest, distributions, rights or other assets received by the Acquired Fund on or after the Closing Date as distributions on or with respect to any of the Assets. Any such dividends, interest, distributions, rights, or other assets so paid or transferred, or received directly by the Acquired Fund, shall be allocated by the Acquired Fund to the account of the Acquiring Fund, and shall be deemed included in the Assets and shall not be separately valued.

            1.6. As soon after the Closing Date as is conveniently possible, the Trust will distribute PRO RATA to the shareholders of record of each class of the Acquired Fund determined as of the Valuation Time (as defined in paragraph 2.1) (the "Acquired Fund Shareholders"), the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph
1.1. Such distribution will be accomplished by transferring the Acquiring Fund Shares of each class then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on such books in the names of the Acquired Fund Shareholders of the corresponding class and representing the respective PRO RATA number of full and fractional Acquiring Fund Shares of such class to which each such Acquired Fund Shareholder is entitled. For these purposes, an Acquired Fund Shareholder shall be entitled to receive, with respect to each Acquired Fund Share of a class held by such shareholder, that number of full and fractional Acquiring Fund Shares of the corresponding class, equal to the net asset value of such Acquired Fund Share as of the Valuation Time (determined in accordance with paragraph 2.1) divided by the net asset value of one Acquiring Fund Share of the same class, as of the Valuation Time (determined in accordance with paragraph 2.2). All issued and outstanding shares of the Acquired Fund will be canceled on the books of the Acquired Fund simultaneously with the distribution of Acquiring Fund Shares to former holders of the Class A, Class B, Class C and Class R Acquired Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

            1.7. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

            1.8. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

      2.    VALUATION.

            2.1.      The value of the Assets and the amount of the Liabilities, and the net asset value of an Acquired Fund Share of each respective class, shall each be computed as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (except that options and futures contracts will be valued 15 minutes after such close of trading) on the Closing Date (such time and date being hereinafter called the "Valuation Time"), using the valuation procedures set forth in the Trust Instrument and the Acquired Fund's then-current prospectus or statement of additional information.

            2.2. The aggregate net assets of the Acquiring Fund, and the net asset value of an Acquiring Fund Share of each respective class, shall each be computed as of the Valuation Time, using the valuation procedures set forth in the Trust Instrument and the Acquiring Fund's then-current prospectus or statement of additional information.

            2.3. The number of Acquiring Fund shares of each of Class A, Class B, Class C, and Class R (including fractional shares, if any) to be issued in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the aggregate net assets attributable to the applicable class of the Acquired Fund, using the valuation procedures referred to in paragraph 2.1, by the net asset value of one share of Class A, Class B, Class C or Class R, as the case may be, of the Acquiring Fund, determined in accordance with paragraph 2.2.

            2.4. All computations and calculations of value shall be made by The Dreyfus Corporation, the investment manager of the Acquiring Fund and the Acquired Fund (the "Manager"), in accordance with its regular practices as fund accountant for the Acquired Fund and the Acquiring Fund, respectively.

      3.    CLOSING AND CLOSING DATE.

            3.1. The Reorganization, together with all related acts necessary to consummate the Reorganization (the "Closing"), shall take place on the first day on which the NYSE is open for business that occurs not less than seven calendar days after the approval of this Agreement by the shareholders of the Acquired Fund, or such other date as the parties may mutually agree ("Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date, unless otherwise provided. The Closing shall be held at 4:30 p.m., New York time, at the offices of the Manager, 200 Park Avenue, New York, New York, or at such other time on the Closing Date and/or place as the parties may mutually agree.

            3.2. The Acquired Fund shall deliver to the Acquiring Fund, at the Closing a statement of Assets and Liabilities, including a schedule of the Assets setting forth for all portfolio securities thereon their adjusted tax basis and holding period by lot, as of the Closing, certified by the Trust's Treasurer or Assistant Treasurer. The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Assets have been presented for examination to the Acquiring Fund prior to the Closing Date and have been delivered in proper form to the Acquiring Fund.

            3.3. If at the Valuation Time (a) the NYSE or another primary trading market or markets for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading in such market or markets shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

            3.4. The Acquired Fund shall cause Dreyfus Transfer, Inc., as its transfer agent, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall cause Dreyfus Transfer, Inc., as its transfer agent to deliver to the Secretary or an Assistant Secretary of the Trust a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Fund Shares to be credited on the Closing Date have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

      4.    REPRESENTATIONS  AND WARRANTIES.

            4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

                  (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of
Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement.

                  (b) The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, of which the Acquired Fund is a separate, non-diversified portfolio, and such registration has not been revoked or rescinded and is in full force and effect.

                  (c) The Acquired Fund is a duly established and designated series of the Trust.

                  (d) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "SEC") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (e) The Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result, in any material violation of the Trust Instrument or the Trust's By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Trust is a party or by which it is bound.

                  (f) The Acquired Fund has no material contracts or other commitments outstanding that will be terminated with liability to it on or prior to the Closing Date.

                  (g) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Trust with respect to the Acquired Fund or any of the properties or assets thereof that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts that might form the basis for the institution of such litigation, proceeding or investigation, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein.

                  (h) The Statements of Assets and Liabilities of the Acquired Fund for the fiscal years ended June 30, 1995, 1996 and 1997 have been audited by KPMG Peat Marwick LLP, independent auditors; such statements (copies of which have been furnished to the Trust, on behalf of the Acquiring Fund) are in accordance with generally accepted accounting principles, consistently applied, and such statements fairly reflect the financial condition of the Acquired Fund as of such dates; and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

                  (i) Since June 30, 1997, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of Assets and Liabilities referred to in Section 3.2; provided that, for the purposes of this subparagraph (i), a decline in net asset value per share of any class of the Acquired Fund shall not constitute a material adverse change.

                  (j) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown as due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof; and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.

                  (k) The Acquired Fund is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation ended prior to the Closing Date, the Acquired Fund met all the requirements of Subchapter M of the Code ("Subchapter M") for qualification and treatment as a "regulated investment company"; it will continue to meet all such requirements for its taxable year that includes the Closing Date; and it has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M did not apply to it.

                  (l) The Liabilities were incurred by the Acquired Fund in the ordinary course of its business.

                  (m) The Acquired Fund is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code.

                  (n) Not more than 25% of the value of the Acquired Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

                  (o) The Acquired Fund will be terminated as soon as reasonably practicable after the Reorganization, but in all events within six months after the Closing Date.

                  (p) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, except to the extent that under Massachusetts law shareholders of a business trust may, under certain circumstances, be held personally liable for its obligations. All of the issued and outstanding Acquired Fund Shares, at the time of Closing, will be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares, except as contemplated herein or in a substantially similar agreement with the Trust on behalf of [*].

                  (q) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Assets.

                  (r) The execution,  delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board of Trustees on behalf of the Acquired Fund; and, subject to the approval of the Acquired Fund Shareholders and assuming due authorization, execution and delivery hereof by the Trust on behalf of the Acquiring Fund, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (s) With respect to facts relating to the Acquired Fund, the prospectus/proxy statement and statement of additional information (the "Proxy Statement") included in the Registration Statement (as defined in paragraph 5.5) and the information incorporated by reference into the Registration Statement (in each case other than information that has been furnished by the Trust, on behalf of the Acquiring Fund) will, on the effective date of the Registration

Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

            4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:


                  (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of
Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement.

                  (b) The Trust is registered under the 1940 Act as an open-end management investment company, of which the Acquiring Fund is a separate, non-diversified portfolio, and such registration has not been revoked or rescinded and is in full force and effect.

                  (c) The Acquiring Fund is a duly established and designated series of the Trust.

                  (d) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in any material violation of the Trust Instrument or the Trust's By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Trust is a party or by which it is bound.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Trust with respect to the Acquiring


________________________________________________________________________________

[*] Insert as appropriate DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND or DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND.

Fund or any of the properties or assets thereof that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts that might form the basis for the institution of such litigation, proceeding or investigation, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein.

                  (g) The Statement of Assets and Liabilities of the Acquiring Fund for the fiscal years ended June 30, 1995, 1996 and 1997 has been audited by KPMG Peat Marwick LLP, independent auditors; such statements (a copy of which has been furnished to the Trust, on behalf of the Acquired Fund) is in accordance with generally accepted accounting principles, consistently applied, and such statement fairly reflects the financial condition of the Acquiring Fund as of such date; and there are no known contingent liabilities of the Acquiring Fund as of such date not reflected therein.

                  (h) Since June 30, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; provided that, for the purposes of this subparagraph (h), a decline in net asset value per share of any class of the Acquiring Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof; and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

                  (j) The Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation prior to the Closing Date, the Acquiring Fund met all the requirements of Subchapter M for qualification and treatment as a regulated investment company; it will continue to meet all such requirements for its taxable year that includes the Closing Date; and it has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M did not apply to it.

                  (k) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

                  (l) The Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Acquired Fund Shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business.

                  (m) The Acquiring Fund (i) will, after the Reorganization, continue the historic business that the Acquired Fund conducted before the Reorganization, (ii) has no plan or intention to sell or otherwise dispose of, within one year after the Closing Date, more than one-third (1/3) of the Assets by value, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a regulated investment company, and (iii) will use a significant portion of the Acquired Fund's historic business assets in that business.

                  (n) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another corporation or business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization.

                  (o) Immediately after the Reorganization (i) not more than 25% of the value of the Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (ii) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

                  (p) The Acquiring Fund does not own, directly or indirectly, nor on the Closing Date will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of the Acquired Fund.

                  (q) All issued and outstanding Acquiring Fund Shares are, and (including the Acquiring Fund Shares issued in the Reorganization) at the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable except to the extent that under Massachusetts law shareholders of a business trust may, under certain circumstances, be held personally liable for its obligations. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring
Fund Shares, except as contemplated herein or in a substantially similar agreement with the Trust on behalf of [*].

                  (r) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trust's Board of Trustees on behalf of the Acquiring Fund; and, subject to the approval of the Acquired Fund Shareholders and assuming due authorization, execution and delivery hereof by the Trust on behalf of the Acquired Fund, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (s) The Registration Statement (as defined in paragraph 5.5) and the information incorporated by reference therein (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Trust on behalf of Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

            4.3. The Trust, on behalf of the Acquired Fund and the Acquiring Fund, represents and warrants to the Acquiring Fund and the Acquired Fund, respectively, as follows:

                  (a) The fair market value of the Acquiring Fund Shares received by each Acquired Fund Shareholder will be approximately equal to the fair market value of its Acquired Fund Shares constructively surrendered in exchange therefor.

______________________________

[*]Insert DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND OR DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND, as appropriate.

                  (b) No shareholder owning 5% or more of the shares of the Acquired Fund will redeem or otherwise dispose of the Acquiring Fund Shares to be received by such shareholder in the Reorganization, and management of the Trust is unaware of any plan or intention of any other shareholders of the Acquired Fund to redeem or otherwise dispose of the Acquiring Fund Shares to be received by them in the Reorganization, such that, taken together, the Acquired Fund Shareholders' ownership of Acquiring Fund Shares shall have been reduced to a number of such shares having a value, as of the date of the Reorganization, of less than 50% of the value of all the Acquired Fund Shares outstanding as of that date.

                  (c) The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject.

                  (d) There is no intercompany indebtedness between the Acquired Fund and the Acquiring Fund that was issued or acquired, or will be settled, at a discount.

                  (e) Pursuant to the Reorganization, the Acquired Fund will transfer to the Acquiring Fund, and the Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Reorganization. For the purposes of this representation, (i) amounts paid immediately before the Reorganization by the Acquired Fund or the Acquiring Fund to shareholders in redemption of Acquiring Fund shares, (ii) amounts used by the Acquired Fund to pay its Reorganization expenses, and (iii) amounts used by the Acquired Fund to effect any distributions (except for distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) immediately before the Reorganization will be included as assets thereof held immediately before the Reorganization.

                  (f) None of the compensation received by any Acquired Fund Shareholder who is an employee of the Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares held by such Acquired Fund Shareholder-employee; none of the Acquiring Fund Shares received by any such Acquired Fund Shareholder-employee will be separate consideration for, or allocable to, any employment agreement; and the consideration paid to any such Acquired Fund Shareholder-employee will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services.

                  (g) Immediately following consummation of the Reorganization, the Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that the Acquired Fund held or was subject to immediately prior thereto, in addition to the assets and liabilities the Acquiring Fund held or was subject to immediately before the Reorganization, plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

                  (h) The Acquiring Fund, the Acquired Fund, and the shareholders of each will pay their respective expenses, if any, incurred in connection with the Reorganization (exclusive of expenses of the Acquired Fund otherwise payable by the Manager under its investment management agreement advisory with respect to the Acquired Fund, or expenses that are solely and directly related to the Reorganization in accordance with the guidelines established in Rev. Rul. 73-54, 1973-1 C.B. 187).


                  (i) Immediately after the Reorganization, the Acquired Fund Shareholders will not be in "control" of the Acquiring Fund within the meaning of section 304(c) of the Code.

      5.    COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING  FUND.

            5.1. The Acquired Fund and the Acquiring Fund each will operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

            5.2. The Trust will call a meeting of the Acquired Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

            5.3. Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

            5.4. As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

            5.5. The Trust, on behalf of the Acquired Fund and the Acquiring Fund, shall cooperate in the provision of all information reasonably necessary for the preparation and filing of the registration statement of the Trust relating to the Acquiring Fund Shares on Form N-14, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act and, if applicable, state Blue Sky laws (the "Registration Statement"), including the Proxy Statement in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

            5.6. The Acquiring Fund and the Acquired Fund shall cooperate in the preparation and filing as promptly as practicable with the SEC of an application, in form and substance reasonably satisfactory to their counsel, for exemptive relief from the provisions of Section 17 of the 1940 Act, and from any other provision of the 1940 Act deemed necessary or advisable by such counsel, to permit consummation of the Reorganization as contemplated herein (the "Exemptive Application"). The Acquiring Fund and the Acquired Fund shall use all reasonable efforts to obtain the relief requested by the Exemptive Application.

            5.7. The Acquiring Fund shall use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

      6.    CONDITIONS  PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

            The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            6.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on the Closing Date and as of the Closing.

            6.2. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed in its name by its President or a Vice President, in form and substance reasonably satisfactory to the Acquiring Fund, to the effect that the Trust's representations and warranties, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquiring Fund shall reasonably request.

      7.    CONDITIONS  PRECEDENT TO  OBLIGATIONS  OF THE ACQUIRED  FUND.

            The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            7.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on the Closing Date and as of the Closing.

            7.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed in its name by its President or a Vice President, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that the Trust's representations and warranties, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

      8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

            If any of the conditions set forth below does not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement, at its option, shall not be required to consummate the transactions contemplated herein.

            8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Acquired Fund Shares in accordance with the provisions of Trust Instrument and the 1940 Act.

            8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

            8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund or the Acquiring Fund.

            8.4. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

            8.5. The relief requested by the Exemptive Application shall have been granted in form and substance reasonably satisfactory to the counsel for the Acquiring Fund and the Acquired Fund.

            8.6. The Acquired Fund shall have declared a dividend and/or other distributions that, together with all previous dividends and other distributions, shall have the effect of distributing to the Acquired Fund's shareholders all of the Acquired Fund's investment company taxable income for all taxable years ended prior to the Closing Date and for its current taxable year through the Closing Date (computed without regard to any deduction for dividends paid) and all net capital gain realized in all such taxable years (after reduction for any capital loss carryforward).

            8.7. The Trust shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to the Trust, in a form reasonably satisfactory to the Manager, as to the federal income tax consequences mentioned below ("Tax

Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraphs 6.2 and 7.2. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                  (a)  The  Acquired  Fund's  transfer  of  the  Assets  to  the
Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, followed by the Acquired Fund's distribution of those shares to the Acquired Fund Shareholders constructively in exchange for their Acquired Fund Shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each of the Acquiring Fund and the Acquired Fund will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

                  (b) No gain or loss will be recognized to the Acquired Fund on the transfer of the Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities or on the subsequent distribution of those Acquiring Fund Shares to the Acquired Fund Shareholders in constructive exchange for their Acquired Fund Shares;

                  (c) No gain or loss will be recognized to the Acquiring Fund on its receipt of the Assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

                  (d) The Acquiring Fund's basis for the Assets will be the same as the Acquired Fund's basis therefor immediately before the Reorganization, and the Acquiring Fund's holding period for the Assets will include the period during which the Assets were held by the Acquired Fund;

                  (e) No gain or loss will be recognized to an Acquired Fund Shareholder on distribution thereto of Acquiring Fund Shares constructively in exchange for all of such shareholder's Acquired Fund Shares; and

                  (f) An Acquired Fund Shareholder's basis for the Acquiring Fund Shares to be received by such shareholder in the Reorganization will be the same as the basis for such shareholder's Acquired Fund Shares to be constructively surrendered in exchange for those Acquiring Fund Shares; and such shareholder's holding period for those Acquiring Fund Shares will include such shareholder's holding period for those Acquired Fund Shares, provided they are held as capital assets by such shareholder on the Closing Date. Notwithstanding anything in this paragraph 8.7, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund, the Acquiring Fund or any Acquired Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      9.    TERMINATION OF AGREEMENT.

            9.1. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust any time prior to the Closing (notwithstanding any vote of the Acquired Fund's shareholders) if:

                  (a) circumstances should develop that, in the opinion of the Board, on behalf of the Acquiring Fund and/or the Acquired Fund, make proceeding with this Agreement inadvisable;

                  (b)  a   material   breach   by  the   other   party   of  any
representation, warranty or agreement contained herein has occurred; or

                  (c) a condition to the obligation of the terminating party cannot reasonably be met.

            9.2. If this Agreement is terminated and the Reorganization is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of the Trust or of the Acquired Fund, or the Acquiring Fund, as the case may be, in respect of this Agreement.

      10.   WAIVER.

            At any time prior to the Closing Date, any of the foregoing conditions set forth in Sections 6, 7 and 8 (other than paragraphs 8.1 and 8.7) may be waived by the Board of Trustees of the Trust, on behalf of the Acquired Fund, or the Acquiring Fund, as the case may be, if, in their judgment, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or of the Acquiring Fund, as the case may be.

      11.   EXPENSES OF THE REORGANIZATION.

            The Acquiring Fund and the Acquired Fund shall bear the aggregate expenses incurred in connection with the Reorganization PRO RATA in proportion to their respective net assets, as of the Closing Date if the Reorganization is consummated or, if the Reorganization is not consummated, as of the date this Agreement is terminated or the Reorganization is abandoned; and, if the Reorganization is consummated, such expenses will be charged against the assets of the relevant Fund at or before the Valuation Time.

      12.   MISCELLANEOUS.

            12.1. None of the representations and warranties included or provided for herein shall survive consummation of the Reorganization.

            12.2.     This Agreement  constitutes  the  entire   agreement  and
understanding between the parties hereto with respect to the subject matter hereof and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

            12.3. Copies of the Trust Instrument are on file with the Trust. This Agreement is executed by the undersigned officers on behalf of the Trust (on behalf of the Acquired Fund and the Acquiring Fund), and not on behalf of such officers or Trustees of the Trust as individuals. The obligations of the Trust under this Agreement are not binding upon any of their respective

Trustees, officers, shareholders or partners individually. The obligations of the Trust hereunder, on behalf of the Acquired Fund and the Acquiring Fund, are binding only upon the assets and property of the respective Fund on behalf of which they are undertaken.

            12.4. This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts, without giving effect to principles of conflict of laws; and provided further that, in the case of any conflict between any such laws and the federal securities laws, the latter shall govern.

            12.5. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

            12.6. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

            IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and the Acquiring Fund, has caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.


                                    THE DREYFUS/LAUREL TAX-FREE
                                    MUNICIPAL FUNDS,
                                    on behalf of
                                    DREYFUS PREMIER LIMITED TERM
                                    MUNICIPAL FUND



ATTEST: _____________________       By________________________________


                                    THE DREYFUS/LAUREL TAX-FREE
                                    MUNICIPAL FUNDS,
                                    on behalf of
                                    [*]



ATTEST:______________________       By________________________________







[*]Insert as appropriate DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND or DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                   DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
             A SERIES OF THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS

                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                                 1-800-645-6561

                               DATED JULY 21, 1998


      This Statement of Additional Information, which is not a Prospectus, relates to the acquisition of the Class A, Class B, Class C and Class R shares of Dreyfus Premier Limited Term California Municipal Fund and Dreyfus Premier Limited Term New York Municipal Fund (together, the "Acquired Funds"), each a portfolio of The Dreyfus/Laurel Tax Free Municipal Funds, (formerly known as The Laurel Tax-Free Municipal Funds) ("Trust"), by Dreyfus Premier Limited Tax Municipal Fund (the "Acquiring Fund"), a portfolio of the Trust, and supplements and should be read in conjunction with the Prospectus/Proxy Statement dated July 21, 1998 (the "Proxy Statement"). To obtain a copy of the Proxy Statement, please write to the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11566-0144, or call toll-free 1-800-645-6561.

      This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

      A. The Statement of Additional Information of the Acquiring Fund and the Acquired Funds dated November 1, 1997, previously filed on EDGAR, Accession number 0000717341-97-000014.

      B. The Acquiring Fund's audited financial statements for the fiscal period ended June 30, 1997, previously filed on EDGAR, Accession number 0000717341-97-000009.

      C.    The Acquiring Fund's unaudited  financial  statements as at December
            31,   1997,   previously   filed   on   EDGAR.    Accession   number
            0000717341-98-000004.

      D. The Acquired Funds' audited financial statements for the fiscal period ended June 30, 1997, previously filed on EDGAR, Accession number 0000717341-97-000009.

      E.    The Acquired Funds'  unaudited  financial  statements as at December
            31,   1997,    previously    filed   on   EDGAR   Accession   number
            0000717341-98-000004.

      The following are pro forma financial statements of the Acquiring Fund and the Acquired Funds giving effect to the proposed Reorganization described in the Proxy as of December 31, 1997:

--------------------------------------------------------------------------------
                                                                 DREYFUS PREMIER
                                                     LIMITED TERM MUNICIPAL FUND

                                                                 DREYFUS PREMIER
                                          LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                 DREYFUS PREMIER
                                            LIMITED TERM NEW YORK MUNICIPAL FUND









                                                               DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                                                         DREYFUS

                               TABLE OF CONTENTS
                                                                            PAGE
PRO FORMA STATEMENT OF INVESTMENTS..........................................  3
STATEMENT OF FINANCIAL FUTURES.............................................. 17
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES............................... 18
PRO FORMA STATEMENT OF OPERATIONS........................................... 20
NOTES TO FINANCIAL STATEMENTS............................................... 21


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS                                                                     DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS-97.3%
-------------------------------------
Alaska-1.4%
Anchorage Port and Term Facilities,
  Revenue, Refunding
  6%, 2/1/2003 (Insured; MBIA).......   $1,110,000  $       -   $      -  $1,110,000  $1,200,554  $     -   $     -    $1,200,554

Arizona-3.1%
Maricopa County Unified School District
  Number 69 (Paradise Valley)
  6.35%, 7/1/2010 (Insured; MBIA)....      550,000          -          -     550,000     643,880        -           -     643,880
Mesa, Refunding 5.90%, 7/1/2000
  (Insured; AMBAC).......                  500,000          -          -     500,000     523,360        -           -     523,360
Phoenix, Refunding 6.25%, 7/1/2016...    1,250,000          -          -   1,250,000   1,458,775        -           -   1,458,775

Arkansas-.6%
North Little Rock, Electric Revenue,
  Refunding 6%, 7/1/2001
  (Insured; MBIA)....................      500,000          -          -     500,000     532,865        -           -     532,865

California-26.0%
Alameda County, COP, Refunding
  (Capital Projects)
  5.25%, 6/1/2005 (Insured; AMBAC)...    1,000,000          -          -   1,000,000   1,057,270        -           -   1,057,270
State of California:
  6.80%, 10/1/2005...................            -    700,000          -     700,000           -  816,403           -     816,403
  6.60%, 10/1/2005...................            -    510,000          -     510,000           -  602,881           -     602,881
California Educational Facilities
  Authority, College and
  University Revenue,
  Refunding (Los Angeles College
  Chiropractic) 5.75%, 11/1/2006.....            -    780,000          -     780,000           -  826,440           -     826,440
California Health Facilities Finance
  Authority, Lease Revenue, Refunding
  (Presbyterian Hospital) 5.50%, 5/1/2007
  (Insured; MBIA)....................            -    500,000          -     500,000           -  541,575           -     541,575
California Housing Finance Agency, Home
  Mortgage Revenue
  5.65%, 8/1/2006 (Insured;MBIA).....            -    655,000          -     655,000           -  691,450           -     691,450
  5.65%, 8/1/2017 (Insured;MBIA).....            -    400,000          -     400,000           -  410,588           -     410,588
California Public Works Board, Lease
  Revenue:
  (Corcoran State Prison) 7%,
   9/1/1998..........................            -    200,000          -     200,000           -  202,526           -     202,526
  High Technology Facilities (Berkeley
  Campus) 7.20%, 3/1/2001............            -    150,000          -     150,000           -  153,851           -     153,851
  Refunding (California State University)
  5.50%, 10/1/2007...................            -    500,000          -     500,000           -  540,800           -     540,800



DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
California (continued)
California Rural Home Mortgage Finance
  Authority, Single Family
  Mortgage Revenue
  5.75%, 8/1/2009 (Guaranteed; FNMA)...  $       -  $ 525,000  $       -  $  525,000  $        - $547,538   $       -  $  547,538
Elk Grove Unified School District,
  Special Tax Revenue, Refunding
  (Community Facilities District No. 1)
  6.50%, 12/1/2006 (Insured; AMBAC)....          -    400,000          -     400,000           -  467,560           -     467,560
Franklin-McKinley School District,
  Refunding 5.20%, 7/1/2004
  (Insured; MBIA)......................          -    375,000          -     375,000           -  397,556           -     397,556
Kern High School District, Refunding
  6.40%, 2/1/2012 (Insured; MBIA)......          -    750,000          -     750,000           -  875,505           -     875,505
Los Angeles, Wastewater System Revenue
  7.10%, 11/1/1998.....................          -    150,000          -     150,000           -  153,390           -     153,390
Los Angeles County Metropolitan
  Transportation Authority,
  Sales Tax Revenue
  8%, 7/1/2000 (Insured; AMBAC)........          -    500,000          -     500,000           -  548,010           -     548,010
Los Angeles County Transportation
  Commission, Sales Tax Revenue,
  Refunding 6.80%, 7/1/1999............          -    150,000          -     150,000           -  156,345           -     156,345
Metropolitan Water District of Southern
  California, Waterworks Revenue
  6.375%, 7/1/2002.....................          -    835,000          -     835,000           -  913,139           -     913,139
Modesto, Wastewater Treatment Facilities
  Revenue 6%, 11/1/2009
  (Insured; MBIA)......................          -    500,000          -     500,000           -  570,910           -     570,910
Northern California, Transmission
  Revenue, Refunding (Project No. 1)
  6.25%, 8/15/2000 (Insured; MBIA).....          -    360,000          -     360,000           -  373,270           -     373,270
Northern California, Transmission
  Revenue, Refunding (California-Oregon
  Transmission) 5.25%, 5/1/2008
  (Insured; MBIA)......................  1,000,000          -          -   1,000,000   1,074,030        -           -   1,074,030
Redding JT Powers Financing Authority,
  Electrical Systems Revenue
  5.25%, 6/1/2015 (Insured; MBIA)......          -    670,000          -     670,000           -  684,318           -     684,318



DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
California (continued)
Rio Linda Unified School District,
  Refunding
  6%, 8/1/2007 (Insured; FSA)..........  $       -  $ 400,000  $       -  $  400,000  $        - $450,924  $        -  $  450,924
Riverside County Transportation
  Commission, Sales Tax Revenue:
  6.50%, 6/1/2001 (Insured; AMBAC).....          -    520,000          -     520,000           -  562,541           -     562,541
  Refunding, 6%, 6/1/2009
  (Insured; FGIC)......................          -    500,000          -     500,000           -  569,005           -     569,005
Sacramento Municipal Utilities District,
  Electrical Revenue
  6.30%, 9/1/2001 (Insured; MBIA)......          -    500,000          -     500,000           -  540,245           -     540,245
San Diego County Regional Transportation
  Commission, Sales Tax Revenue
  6%, 4/1/2004 (Insured; FGIC).........          -    750,000          -     750,000           -  826,725           -     826,725
San Francisco Bay Area Rapid Transit
  District, Sales Tax Revenue, Refunding
  6.70%, 7/1/2000......................          -    500,000          -     500,000           -  532,920           -     532,920
San Francisco City and County Airport
  Commission, International Airport
  Revenue 5.625%, 5/1/2006
  (Insured; FGIC)......................          -    500,000          -     500,000           -  541,770           -     541,770
San Francisco City and County Public
  Utilities Commssion,
  Water Revenue, Refunding:
  6%, 11/1/2003........................          -    750,000          -     750,000           -  824,033           -     824,033
  6.375%, 11/1/2006....................          -    500,000          -     500,000           -  552,255           -     552,255
San Jose Redevelopment Agency, Tax
  Allocation (Merged Area Redevelopment
  Project) 6%, 8/1/2009
  (Insured; MBIA)......................          -    625,000          -     625,000           -  712,219           -     712,219
Santa Margarita-Dana Point Authority,
  Revenue, Refunding
  7.25%, 8/1/2007 (Insured; MBIA)......          -    500,000          -     500,000           -  613,280           -     613,280
San Mateo County Transit District, Sales
  Tax Revenue, Refunding
  6.20%, 6/1/1999 (Insured; MBIA)......          -    100,000          -     100,000           -  102,975           -     102,975
Santa Rosa, Wastewater Revenue
  6.20%, 9/1/2003 (Prerefunded 9/1/2002)
  (Insured; FGIC) (a)..................          -    350,000          -     350,000           -  385,595           -     385,595


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
California (continued)
Simi Valley Unified School District,
  Refunding 6.25%, 8/1/2004 (Insured;
  FGIC)................................  $       -  $ 700,000  $       -  $  700,000  $        - $781,676   $       -  $  781,676
Southern California Public Power
  Authority, Power Project Revenue,
  Refunding (Hydroelectric-Hoover
  Uprating Project) 6.30%, 10/1/2002...          -    420,000          -     420,000           -  459,766           -     459,766
Tri-City Hospital District, Revenue,
  Refunding 6%, 2/15/2005
  (Insured; MBIA)......................          -    500,000          -     500,000           -  553,840           -     553,840
Westside Unified School District,
  Refunding 6%, 8/1/2014
  (Insured; AMBAC).....................          -    385,000          -     385,000           -  437,876           -     437,876

Connecticut-1.9%
Connecticut, Special Tax Obligation
  Revenue (Transportation Infrastructure)
  5.25%, 10/1/1999 (Insured; FGIC).....  1,000,000          -          -   1,000,000   1,023,070        -           -   1,023,070
Stamford 6.60%, 1/15/2007..............    500,000          -          -     500,000     584,140        -           -     584,140

Florida-3.3%
Dade County:
  Sales Tax Revenue, Refunding 6%,
  10/1/2002 (Insured; AMBAC)...........  1,000,000          -          -   1,000,000   1,082,070        -           -   1,082,070
  Water and Sewer System Revenue
  6.25%, 10/1/2008 (Insured; FGIC).....    535,000          -          -     535,000     620,006        -           -     620,006
Miami Health Facilities Authority,
  Health Facilities Revenue
  (Mercy Hospital Project)
  6.75%, 8/1/2020 (Insured; AMBAC)
  (Prerefunded 8/1/2001) (a)...........  1,000,000          -          -   1,000,000   1,105,260        -           -   1,105,260


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
Georgia-1.2%
Georgia Municipal Electric Authority,
  Power Revenue, Refunding
  6%, 1/1/2006......................... $  900,000  $       -  $       -  $  900,000  $  987,642  $     -   $       -  $  987,642

Illinois-3.4%
Chicago Metropolitan Water Reclamation
  District (Chicago Capital Improvement)
  7.25%, 12/1/2012.....................  1,000,000          -          -   1,000,000   1,262,490        -           -   1,262,490
Illinois Development Finance Authority,
  PCR, Refunding (Central Illinois
  Public Service Company) 5.70%,
  8/15/2026............................    750,000          -          -     750,000     767,378        -           -     767,378
Regional Transportation Authority
  7.75%, 6/1/2012 (Insured; FGIC)......    390,000          -          -     390,000     510,140        -           -     510,140
Sangamon County School District Number
  186 (Springfield)
  7.70%, 6/1/2001 (Insured; MBIA)......    300,000          -          -     300,000     334,791        -           -     334,791

Indiana-.7%
Indiana Transportation Finance Authority,
  Highway Revenue 7.875%, 12/1/2011
  (Insured; MBIA) (Prerefunded
   12/1/1998) (a)......................     50,000          -          -      50,000      52,810        -           -      52,810
Indianapolis Airport Authority, Special
  Facilities Revenue (Federal Express
  Corp. Project) 7.10%, 1/15/2017......    500,000          -          -     500,000     560,855        -           -     560,855

Iowa-1.2%
Iowa Student Loan Liquidity Corp.,
  Student Loan Revenue, Refunding
  5.65%, 12/1/2005.....................  1,000,000          -          -   1,000,000   1,053,690        -           -   1,053,690

Kentucky-1.4%
Kentucky Turnpike Authority,
  Economic Development Road Revenue,
  Refunding (Revitalization Projects)
  6.50%, 7/1/2007 (Insured; AMBAC).....  1,000,000          -          -   1,000,000   1,163,320        -           -   1,163,320


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
Maryland-1.8%
Maryland, State and Local Facilities
  Loan 5.25%, 6/15/2006 ............... $1,400,000  $       -  $       -  $1,400,000  $1,495,984  $     -  $        -  $1,495,984

Massachusetts-2.9%
Massachusetts, Special Obligation
  Revenue 7%, 6/1/2002.................  1,000,000          -          -   1,000,000   1,115,300        -           -   1,115,300
Massachusetts Turnpike Authority,
  Metropolitian Highway System Revenue
  5%, 1/1/2037 (Insured; MBIA).........    500,000          -          -     500,000     484,990        -           -     484,990
Worcester, Refunding (Municipal Purpose)
  6.25%, 7/1/2009 (Insured; MBIA)......    720,000          -          -     720,000     832,507        -           -     832,507

Michigan-4.4%
Berkley City School District (Qualified
  School Board Loan Fund)
  7%, 1/1/2009 (Insured; FGIC).........  1,030,000          -          -   1,030,000   1,249,998        -           -   1,249,998
Comstock Park Public Schools 6%,
  5/1/2016 (Prerefunded 5/1/1999)(a)...     50,000          -          -      50,000      52,284        -           -      52,284
Flowerville Community School District
  6.50%, 5/1/2006 (Insured; MBIA)......    555,000          -          -     555,000     636,496        -           -     636,496
Lance Creuse Public Schools, Refunding
  5%, 5/1/2004 (Insured; AMBAC)........  1,140,000          -          -   1,140,000   1,189,738        -           -   1,189,738
Saint John's Public Schools (Qualified
  School Board Loan Fund)
  6.50%, 5/1/2006 (Insured; FGIC)......    525,000          -          -     525,000     603,272        -           -     603,272

Mississippi-.7%
Mississippi Higher Education
  Assistance Corporation,
  Student Loan Revenue
  6.05%, 9/1/2007......................    565,000          -          -     565,000     597,911        -           -     597,911

Nebraska-1.2%
Omaha, Refunding 4.70%, 5/1/2003.......  1,000,000          -          -   1,000,000   1,027,610        -           -   1,027,610


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
New Jersey-3.1%
Cumberland County Improvement
  Authority, SWDR
  6%, 1/1/2001 (Insured; FGIC)......... $  500,000  $       -  $       -  $  500,000  $  520,320  $     -   $       -  $  520,320
Ocean County Utilities Authority,
  Wastewater Revenue, Refunding
  5%, 1/1/2004.........................  1,000,000          -          -   1,000,000   1,040,970        -           -   1,040,970
New Jersey Transportation Corporation,
  Capital Grant Anticipation Notes
  5.50%, 9/1/2003 (Insured; FSA).......  1,000,000          -          -   1,000,000   1,057,380        -           -   1,057,380

New York-15.2%
Albany County 7%, 10/1/2000 (Insured;
  FGIC, Prerefunded 10/1/1999) (a).....          -          -    125,000     125,000           -        -     135,044     135,044
Amherst, Public Improvement 6.20%,
  4/1/2002 (Insured; FGIC).............          -          -    150,000     150,000           -        -     162,343     162,343
Deer Park Union Free School District
  5%, 6/15/2005 (Insured; MBIA)........          -          -    200,000     200,000           -        -     208,988     208,988
Erie County Water Authority, Water
  Revenue, Refunding:
  6.65%, 12/1/1999 (Insured; AMBAC)....          -          -    250,000     250,000           -        -     262,592     262,592
  7%, 12/1/2000 (Insured; AMBAC).......          -          -    200,000     200,000           -        -     216,354     216,354
Greece Central School District 6%,
  6/15/2010............................          -          -    225,000     225,000           -        -     255,640     255,640
Town of Hempstead 6.30%, 1/1/2002
  (Insured; AMBAC).....................          -          -    150,000     150,000           -        -     161,889     161,889
Metropolitan Transportation Authority,
  Transporation Facilities Revenue
  6.30%, 7/1/2007 (Insured; MBIA)......          -          -    250,000     250,000           -        -     286,350     286,350
Monroe County, Public Improvement 7%,
  6/1/2003 (Insured; FGIC).............          -          -    200,000     200,000           -        -     227,254     227,254
Municipal Assistance Corporation for
  New York City:
  7.10%, 7/1/2000......................          -          -    100,000     100,000           -        -     106,442     106,442
  6%, 7/1/2005 (Insured; AMBAC)........          -          -    100,000     100,000           -        -     110,868     110,868
Nassau County:
  7%, 7/1/2002 (Insured; AMBAC,
  Prerefunded 7/1/2000) (a)                      -          -    100,000     100,000           -        -     108,038     108,038
  6.30%, 11/1/2003 (Insured; FGIC).....          -          -    200,000     200,000           -        -     221,298     221,298


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
New York (continued)
New York City:
  5.75%, 8/1/2012...................... $  445,000  $       -  $ 100,000  $  545,000  $  467,019  $     -  $  104,948  $  571,967
  Refunding:
  7%, 8/1/2006.........................          -          -    300,000     300,000           -        -     346,425     346,425
  6.20%, 8/1/2007......................  1,000,000          -          -   1,000,000   1,087,970        -           -   1,087,970
New York City Municipal Water Finance
  Authority, Water and Sewer Systems
  Revenue 5.50%, 6/15/2027
  (Insured; MBIA)......................          -          -    250,000     250,000           -        -     257,815     257,815
New York State, Refunding 6.25%,
  8/15/2004............................  1,000,000          -    200,000   1,200,000   1,111,770        -     222,354   1,334,124
New York State Dormitory Authority,
  Revenue:
  (Consolidated City University) 5.75%,
  7/1/2018 (Insured; FSA)..............          -          -    200,000     200,000           -        -     221,420     221,420
  (FIT Student Housing) 5.75%, 7/1/2006
  (Insured; AMBAC).....................          -          -    130,000     130,000           -        -     142,431     142,431
  Refunding:
  (Mental Health Services Facilities)
  6%, 8/15/2005........................  1,000,000          -    260,000   1,260,000   1,094,140        -     284,476   1,378,616
  (Vassar College) 6%, 7/1/2005........          -          -    250,000     250,000           -        -     278,440     278,440
  (Rochester Institute of Technology)
  5.50%, 7/1/2006 (Insured; MBIA)......          -          -    200,000     200,000           -        -     216,346     216,346
  (State University Educational)
  7.125%, 5/15/2009 (Insured; FGIC)
  (Prerefunded 5/15/1999) (a)..........    200,000          -          -     200,000     212,124        -           -     212,124
New York State Environmental Facilities
  Corporation, PCR Water Revolving Fund:
    7.50%, 6/15/2012...................    500,000          -          -     500,000     548,245        -           -     548,245
    Refunding 5.50%, 6/15/2006 (Insured;
    MBIA)..............................          -          -    200,000     200,000           -        -     216,284     216,284
New York State Local Government
  Assistance Corporation
  6.375%, 4/1/2000.....................          -          -    200,000     200,000           -        -     210,064     210,064
New York State Mortgage Agency,
  Homeowner Mortgage Revenue
  7.50%, 10/1/1998.....................          -          -     45,000      45,000           -        -      45,773      45,773
New York State Power Authority, General
  Purpose Revenue 7%, 1/1/2018
  (Prerefunded 1/1/2010) (a)...........          -          -    300,000     300,000           -        -     365,367     365,367


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
New York (continued)
New York State Thruway Authority
  (Emergency Highway Construction and
  Reconstruction) 6%, 3/1/2002
  (Insured; FSA).......................  $       -  $       -  $ 200,000  $  200,000  $        -  $     -  $  214,248  $  214,248
New York State Urban Development
  Corporation, Refunding
  (Corporation Purpose) 5.50%,
  7/1/2005.............................          -          -    200,000     200,000           -        -     215,380     215,380
Orange County:
  5.10%, 11/15/2002....................          -          -    130,000     130,000           -        -     135,799     135,799
  Refunding 5.50%, 11/15/2007..........          -          -    250,000     250,000           -        -     272,233     272,233
Oyster Bay 7.125%, 4/15/2000 (Insured;
  FGIC)................................          -          -    180,000     180,000           -        -     192,343     192,343
Port Washington Union Free School
  District 6%, 8/1/2001................          -          -    125,000     125,000           -        -     133,135     133,135
Suffolk County, Public Improvement
  7%, 4/1/2002 (Insured; MBIA,
  Prerefunded 4/1/2001) (a)............          -          -    150,000     150,000           -        -     162,475     162,475
Tompkins County 5.25%, 9/15/2003.......          -          -    250,000     250,000           -        -     263,568     263,568
Triborough Bridge and Tunnel Authority,
  General Purpose Revenue:
  7.40%, 1/1/2003 (Prerefunded
  1/1/1999) (a)........................          -          -    200,000     200,000           -        -     210,120     210,120
  7%, 1/1/2011
  (Prerefunded 1/1/1999) (a)...........    100,000          -    150,000     250,000     104,671        -     157,007     261,678
  Refunding:
    5.75%, 1/1/2005....................          -          -    250,000     250,000           -        -     272,342     272,342
    5.90%, 1/1/2007....................          -          -    100,000     100,000           -        -     111,017     111,017
Westchester County 6.625%, 11/1/2004...          -          -    250,000     250,000           -        -     286,663     286,663
Western Nassau County Water Authority,
  Water Systems Revenue 5.50%, 5/1/2004
  (Insured; AMBAC).....................          -          -    250,000     250,000           -        -     267,793     267,793

North Carolina-1.8%
Charlotte, Refunding 5.50%, 7/1/2004...  1,405,000          -          -   1,405,000   1,494,105        -           -   1,494,105
North Carolina Eastern Municipal Power
  Agency, Power System Revenue,
  Refunding 8%, 1/1/2021
  (Prerefunded 1/1/1998) (a)...........      5,000          -          -       5,000       5,100        -           -       5,100


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
Ohio-.9%
Clermont County, Hospital Facilities
  Revenue, Refunding
  (Mercy Health System) 5.25%, 9/1/2003
  (Insured; AMBAC)..................... $  685,000  $       -  $       -   $ 685,000  $  719,134  $     -  $        - $   719,134

Oregon-.3%
Tri County Metropolitan Transportation
  District (Light Rail Extension)
  5.60%, 7/1/2003......................    250,000          -          -     250,000     266,608        -           -     266,608

Pennsylvania-2.6%
Pennsylvania Intergovernmental Coop
  Authority, Special Tax Revenue
  (City of Philadelphia Funding Program)
  6.80%, 6/15/2022
  (Prerefunded 6/15/2002) (a)..........  1,000,000          -          -   1,000,000   1,105,990        -           -   1,105,990
Somerset County General Authority,
  Commonwealth LR
  6.70%, 10/15/2003 (Insured; FGIC)
  (Prerefunded 10/15/2001) (a).........  1,000,000          -          -   1,000,000   1,090,850        -           -   1,090,850

South Carolina-.6%
Anderson County, Hospital Facilities
  Revenue (Anderson Memorial Hospital)
  7.50%, 2/1/2018 (Insured; MBIA)
  (Prerefunded 2/1/1998) (a)...........    500,000          -          -     500,000     511,515        -           -     511,515

Tennessee-.6%
Louden County Industrial Development
  Board, SWDR (Kimberly-Clark
  Corporation Project)
  6.20%, 2/1/2023......................    500,000          -          -     500,000     532,165        -           -     532,165

Texas-5.4%
Austin, Utility System Revenue
  8%, 11/15/2016 (Prerefunded
  5/15/2001) (a).......................    200,000          -          -     200,000     224,520        -           -     224,520
Fort Bend Independent School District,
  Refunding (Permanent School Fund
  Guaranteed) 6.60%, 2/15/2004.........    875,000          -          -     875,000     985,171        -           -     985,171
Lewisville Independent School District
  (Building Bonds) (Permanent School
  Fund Guaranteed):
    7.50%, 8/15/2006...................    650,000          -          -     650,000     794,710        -           -     794,710
    7.50%, 8/15/2007...................    600,000          -          -     600,000     742,992        -           -     742,992


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund      Total
                                        ---------   ----------   --------- ---------  ---------   ----------   --------- ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
Texas (continued)
Mesquite, Independent School District,
  Refunding 5%, 8/15/2007.............. $1,000,000  $       -  $       -  $1,000,000  $1,045,810  $     -  $        -  $1,045,810
Red River Authority, PCR (Hoechst
  Celanese Corp. Project)
  6.875%, 4/1/2017.....................    750,000          -          -     750,000     818,888        -           -     818,888

Utah-.7%
Intermountain Power Agency, Power
  Supply Revenue, Refunding
  6.25%, 7/1/2009 (Insured; FSA).......    500,000          -          -     500,000     577,645        -           -     577,645

Vermont-1.6%
Vermont Educational and Health
  Buildings Financing Agency, Revenue
  (Middlebury College Project)
  6%, 11/1/2003........................  1,260,000          -          -   1,260,000   1,377,545        -           -   1,377,545

Virginia-1.3%
Virginia Transportation Board,
  Transportation Contract Revenue,
  Refunding (Route 28 Project)
  6%, 4/1/2005.........................  1,000,000          -          -   1,000,000   1,080,789        -           -   1,080,789

Washington-2.1%
Washington Public Power Supply System,
  Revenue, Refunding (Nuclear
  Project No. 1):
    6%, 7/1/2006 (Insured; MBIA).......    500,000          -          -     500,000     552,865        -           -     552,865
    7%, 7/1/2008.......................  1,000,000          -          -   1,000,000   1,182,969        -           -   1,182,969

Wisconsin-.6%
Wisconsin, Health and Educational
  Facilities Revenue (Aurora Medical
  Group Inc.) 5.75%, 11/15/2007
  (Insured; FSA).......................    500,000          -          -     500,000     548,969        -           -     548,969

U.S. Related-5.3%
Commonwealth of Puerto Rico, Refunding
  6.25%, 7/1/2011 (Insured; MBIA)......          -    750,000    200,000     950,000           -  868,913     231,710   1,100,623


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund        Total
                                        ---------   ----------   --------- --------   ---------   ----------   ---------   ---------

LONG-TERM MUNICIPAL INVESTMENTS (continued)
-------------------------------------------
U.S. Related (continued)
Puerto Rico Electric Power Authority,
  Power Revenue, Refunding
  6.50%, 7/1/2006 (Insured; MBIA)......  $       -  $ 625,000  $       -  $ 625,000  $        -    $721,313  $        -   $  721,313
Puerto Rico Highway and Transportation
  Authority, Highway Revenue:
  6.25%, 7/1/2004 (Insured; MBIA)......          -    500,000          -    500,000           -     557,330           -      557,330
  6.25%, 7/1/2009 (Insured; MBIA)......          -          -    150,000    150,000           -           -     173,731      173,731
Puerto Rico Public Buildings Authority,
  Government Guaranteed Facilities
  6.25%, 7/1/2010 (Insured; AMBAC)
  (Guaranteed; Commonwealth of
  Puerto Rico).........................          -    750,000          -    750,000           -     870,150           -      870,150
University of Puerto Rico, University
  Revenue, Refunding
  6.25%, 6/1/2006......................          -          -    200,000    200,000           -           -     227,078      227,078
  6.25%, 6/1/2008 (Insured; MBIA)......          -    750,000          -    750,000           -     864,705           -      864,705
                                                                                    ----------- -----------  ----------  -----------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
  (cost $82,493,431)...................                                             $49,787,435 $23,804,111  $8,901,885  $82,493,431
                                                                                    =========== ===========  ==========  ===========
SHORT-TERM MUNICIPAL INVESTMENTS-2.7%
-------------------------------------
Alabama-.1%
Northern Alabama Environmental
  Improvement Authority, PCR,
  Refunding, VRDN (Reynold Metals)
  5% (LOC; Bank of Nova Scotia Trust
  Company of New York) (b,c)...........  $ 100,000  $       -  $       -  $ 100,000  $  100,000    $      -  $        -   $  100,000

California-1.2%
Los Angeles Regional Airports
  Improvement Corp., LR, VRDN
  (American Airlines-Los Angeles
  International):
  5% (LOC; Wachovia Bank of
  Georgia) (b,c).......................    400,000          -          -    400,000     400,000           -           -      400,000
  5% (LOC; Wachovia Bank of
  Georgia) (b,c).......................          -    300,000          -    300,000           -     300,000           -      300,000
  5% (LOC; Wachovia Bank of
  Georgia) (b,c).......................          -    300,000          -    300,000           -     300,000           -      300,000


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA STATEMENT OF INVESTMENTS (continued)                                                         DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                                Value
                                        -------------------------------------------  -----------------------------------------------
                                                     Dreyfus     Dreyfus                           Dreyfus     Dreyfus
                                         Dreyfus     Premier     Premier              Dreyfus      Premier     Premier
                                         Premier     Limited     Limited              Premier      Limited     Limited
                                         Limited       Term        Term               Limited        Term        Term
                                           Term     California   New York               Term      California   New York
                                        Municipal    Municipal   Municipal            Municipal    Municipal   Municipal
                                          Fund         Fund        Fund      Total      Fund         Fund        Fund        Total
                                        ---------   ----------   --------- ---------  ---------   ----------   ---------   ---------

SHORT-TERM MUNICIPAL INVESTMENTS (CONTINUED)
--------------------------------------------
New York-.1%
New York City Municipal Water
  Finance Authority, Water and
  Sewer System Revenue,
  VRDN 5% (Insured; FGIC) (b)..........  $ 100,000  $       -  $       -  $   100,000   $ 100,000 $         -  $       -  $  100,000

Oregon-.4%
Port Portland, PCR, VRDN (Reynolds
  Metals) 5% (LOC; Bank of Nova
  Scotia Trust Company of New
  York) (b,c)..........................    300,000          -          -     300,000      300,000           -          -     300,000

South Carolina-.2%
South Carolina Jobs-Economic
  Development Authority, EDR, VRDN
  (Saint Francis Hospital) 5% (LOC;
  The Chase Manhatten Bank) (b,c)......    200,000          -          -     200,000      200,000           -          -     200,000

Tennessee-.1%
Sullivan County, Industrial
  Development Board, PCR, Refunding,
  VRDN (Mead Corp. Project) 5% (LOC;
  Union Bank of Switzerland) (b,c).....    100,000          -          -     100,000      100,000           -          -     100,000

Texas-.6%
Grand Prairie Housing Finance
  Corporation, MFHR, Refunding,
  VRDN (Winridge Grand Prairie)
  3.70% (b)............................    100,000          -          -     100,000      100,000           -          -     100,000
Grapevine Industrial Development
  Corporation, Revenue, VRDN
  (Multiple Mode-American Airlines):
  5% (LOC; Morgan Guaranty
  Trust Co.) (b,c).....................    100,000          -          -     100,000      100,000           -          -     100,000
  5% (LOC; Morgan Guaranty
  Trust Co.) (b,c).....................    300,000          -          -     300,000      300,000           -          -     300,000
                                                                                      ----------- ----------- ---------- -----------
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
  (cost $2,300,000)....................                                               $ 1,700,000 $   600,000 $        - $ 2,300,000
                                                                                      =========== =========== ========== ===========
TOTAL INVESTMENTS-100.0%
  (cost $48,990,366, $22,999,824 and
   $8,469,282, respectively)...........                                               $51,487,435 $24,404,111 $8,901,885 $84,793,431
                                                                                      =========== =========== ========== ===========


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
---------------------------------------------------------------------------------------------------------------------
SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      LR      Lease Revenue
COP           Certificate of Participation                       MBIA    Municipal Bond Investors Assurance
EDR           Economic Development Revenue                                    Insurance Corporation
FGIC          Financial Guaranty Insurance Company               MFHR    Multi-Family Housing Revenue
FNMA          Federal National Mortgage Association              PCR     Pollution Control Revenue
FSA           Financial Security Assurance                       SWDR    Solid Waste Disposal Revenue
LOC           Letter of Credit                                   VRDN    Variable Rate Demand Notes


SUMMARY OF COMBINED RATINGS (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                 Standard
Fitch(d)or         Moody's  or    & Poor's                                     Percentage of Value
-----------        -------       ---------           ----------------------------------------------------------------
                                                     Dreyfus Premier    Dreyfus Premier         Dreyfus Premier
                                                      Limited Term   Limited Term California  Limited Term New York
                                                     Municipal Fund      Municipal Fund          Municipal Fund
                                                     --------------  -----------------------  ---------------------

AAA               Aaa              AAA                   62.9%               69.9%                  65.5%
AA                Aa               AA                    20.6                14.1                   18.2
A                 A                A                      9.9                10.1                   13.1
BBB               Baa              BBB                    3.2                 3.4                    3.2
F1                MIGI/P1          SP/A1                  3.3                 2.5                      -
Not Rated (e)  Not Rated (e)      Not Rated (e)            .1                   -                      -
                                                        ------              ------                 ------
                                                        100.0%              100.0%                 100.0%
                                                        ======              ======                 ======

NOTES TO STATEMENT OF INVESTMENTS:
--------------------------------------------------------------------------------

(a)  Bonds  which  are  prerefunded  are   collateralized  by  U.S.   Government
     securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(c)  Secured by letters of credit.
(d) Fitch currently provides creditworthiness information for a limited number of investments.
(e) Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.
(f) At December 31, 1997, 40.3% of the Dreyfus Premier Limited Term California Municipal Fund's net assets are insured by MBIA.

                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.


PRO FORMA STATEMENT OF FINANCIAL FUTURES                                                DECEMBER 31, 1997 (UNAUDITED)

                                                                       Market Value                      Unrealized
                                                                         Covered                        Appreciation
Financial Futures Sold Short                              Contracts    by Contracts        Expiration    at 12/31/97
----------------------------                              ---------    ------------        ----------    -----------
Dreyfus Premier Limited Term Municipal Fund:
    Municipal Bond Index Futures........................      10       $1,231,250           March '98       $3,438
Dreyfus Premier Limited Term California Municipal Fund:
    Municipal Bond Index Futures........................       5          615,625           March '98        1,719
                                                                                                            ------

                                                                                                            $5,157
                                                                                                            ======










                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS


PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 1997 (UNAUDITED)
                                                                                    Dreyfus       Dreyfus
                                                                      Dreyfus       Premier       Premier
                                                                      Premier     Limited Term  Limited Term
                                                                    Limited Term   California     New York      Pro Forma
                                                                     Municipal      Municipal    Municipal      Combined
                                                                        Fund          Fund         Fund         (Note 1)
                                                                    ------------  ------------  ------------   -----------
ASSETS:               Investments in securities-
                        See Statement of Investments..............  $51,487,435   $24,404,111  $  8,901,885    $84,793,431
                      Cash........................................            -       200,599        39,169        239,768
                      Interest receivable.........................      902,326       446,050       164,272      1,512,648
                      Receivable for shares of
                        Beneficial Interest subscribed............        7,000             -             -          7,000
                                                                    ------------  ------------  ------------   -----------
                         Total Assets................................52,396,761    25,050,760     9,105,326     86,552,847
                                                                    ------------  ------------  ------------   -----------
LIABILITIES:          Due to The Dreyfus Corporation
                        and affiliates............................       25,006        14,325         4,477         43,808
                      Due to Distributor..........................        1,242           388           153          1,783
                      Cash overdraft due to Custodian.............       21,834             -             -         21,834
                      Payable for shares of Beneficial
                        Interest redeemed.........................        8,874             -             -          8,874
                      Payable for futures variation margin........        4,687             -             -          4,687
                                                                    ------------  ------------  ------------   -----------
                         Total Liabilities...........................    61,643        14,713         4,630         80,986
                                                                    ------------  ------------  ------------   -----------
NET ASSETS........................................................  $52,335,118   $25,036,047  $  9,100,696    $86,471,861
                                                                   ============  ============  ============   ============
REPRESENTED BY:      Paid-in capital..............................  $49,912,907   $23,631,284  $  8,668,161    $82,212,352
                      Accumulated undistributed
                         investment income-net....................      (23,994)            -             -        (23,994)
                      Accumulated net realized gain (loss)
                         on investments...........................      (54,302)       (1,243)          (68)       (55,613)
                      Accumulated net unrealized appreciation
                         (depreciation) on investments............    2,500,507     1,406,006       432,603      4,339,116
                                                                    ------------  ------------  ------------   -----------
NET ASSETS                                                          $52,335,118   $25,036,047  $  9,100,696    $86,471,861
                                                                   ============  ============  ============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
  Class A Shares..................................................    1,467,941
                                                                   ============
  Class B Shares..................................................       87,950
                                                                   ============
  Class C Shares..................................................       12,358
                                                                   ============
  Class R Shares..................................................    2,677,477
                                                                   ============
DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
  Class A Shares..................................................                    608,519
                                                                                 ============
  Class B Shares..................................................                     23,620
                                                                                 ============
  Class C Shares..................................................                     13,725
                                                                                 ============
  Class R Shares..................................................                  1,235,239
                                                                                 ============
DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND
  Class A Shares..................................................                                  154,929
                                                                                               ============
  Class B Shares..................................................                                   20,780
                                                                                               ============
  Class C Shares..................................................                                    6,863
                                                                                               ============
  Class R Shares..................................................                                  515,861
                                                                                               ============


PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 1997 (UNAUDITED)
                                                                                    Dreyfus     Dreyfus
                                                                      Dreyfus       Premier     Premier
                                                                      Premier     Limited Term  Limited Term
                                                                    Limited Term  California     New York       Pro Forma
                                                                     Municipal     Municipal    Municipal        Combined
                                                                        Fund         Fund         Fund           (Note 1)
                                                                   ____________  ____________  ____________   ____________

NET ASSET VALUE per share:
DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
  Class A Shares
  _____________
    ($18,095,806/1,467,941 shares)................................       $12.33
                                                                        =======
  Class B Shares
  _____________
    ($1,083,898/87,950 shares)....................................       $12.32
                                                                        =======
  Class C Shares
  _____________
    ($152,645/12,358 shares)......................................       $12.35
                                                                        =======
  Class R Shares
  _____________
    ($33,002,769/2,677,477 shares)................................       $12.33
                                                                        =======
DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
  Class A Shares
  _____________
    ($8,099,165/608,519 shares)...................................                     $13.31
                                                                                      =======
  Class B Shares
  _____________
    ($314,466/23,620 shares)......................................                     $13.31
                                                                                      =======
  Class C Shares
  _____________
    ($183,149/13,725 shares)......................................                     $13.34
                                                                                      =======
  Class R Shares
  _____________
    ($16,439,267/1,235,239 shares)................................                     $13.31
                                                                                      =======
DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND
  Class A Shares
  _____________
    ($2,018,835/154,929 shares)...................................                                   $13.03
                                                                                                    =======
  Class B Shares
  _____________
    ($271,075/20,780 shares)......................................                                   $13.05
                                                                                                    =======
  Class C Shares
  _____________
    ($89,649/6,863 shares)........................................                                   $13.06
                                                                                                    =======
  Class R Shares
  _____________
    ($6,721,137/515,861 shares)...................................                                   $13.03
                                                                                                    =======
PRO FORMA COMBINED PORTFOLIO-CLASS A SHARES
  ($28,213,806/2,288,541 shares)..................................                                                  $12.33
                                                                                                                   =======
PRO FORMA COMBINED PORTFOLIO-CLASS B SHARES
  ($1,669,439/135,478 shares).....................................                                                  $12.32
                                                                                                                   =======
PRO FORMA COMBINED PORTFOLIO-CLASS C SHARES
  ($425,443/34,447 shares)........................................                                                  $12.35
                                                                                                                   =======
PRO FORMA COMBINED PORTFOLIO-CLASS R SHARES
  ($56,163,173/4,555,856 shares)..................................                                                  $12.33

                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.


PRO FORMA STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
                                                                                    Dreyfus     Dreyfus
                                                                      Dreyfus       Premier     Premier
                                                                      Premier     Limited Term  Limited Term
                                                                    Limited Term  California     New York       Pro Forma
                                                                     Municipal     Municipal    Municipal        Combined
                                                                        Fund         Fund         Fund           (Note 1)
                                                                    -----------   -----------   -----------    -----------
INVESTMENT INCOME

INCOME                Interest Income.............................  $ 1,216,880   $   642,959   $   229,110    $ 2,088,949

EXPENSES:             Management fee..............................  $   120,400   $    62,101   $    22,290    $   204,791
                      Distribution and service fees...............       26,174        11,542         3,822         41,538
                      Loan commitment fees................ .......          116            68            53            237
                                                                    -----------   -----------   -----------    -----------
                      Total Expenses..............................      146,690        73,711        26,165        246,566
                                                                    -----------   -----------   -----------    -----------
INVESTMENT INCOME-NET.............................................    1,070,190       569,248       202,945      1,842,383
                                                                    -----------   -----------   -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                      Net realized gain (loss) on investments.....  $    (7,725)  $   112,766   $       180    $   105,221
                      Net realized gain (loss) on
                         financial futures .......................      (45,913)      (22,956)            -        (68,869)
                                                                    -----------   -----------   -----------    -----------
                      Net Realized Gain (Loss)....................      (53,638)       89,810           180         36,352
                      Net unrealized appreciation (depreciation)
                              on investments......................    1,093,296       413,094       185,709      1,692,099
                                                                    -----------   -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS..................................................    1,039,658       502,904       185,889      1,728,451
                                                                    -----------   -----------   -----------    -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.................................................  $ 2,109,848   $ 1,072,152   $   388,834    $ 3,570,834
                                                                    ===========   ===========   ===========    ===========
                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
--------------------------------------------------------------------------------
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-BASIS OF COMBINATION:

      On April 23, 1998, the Boards of Dreyfus Premier Limited Term Municipal Fund ("Premier Limited Municipal"), Dreyfus Premier Limited Term California Municipal Fund ("Premier Limited California") and Dreyfus Premier Limited Term New York Municipal Fund ("Premier Limited New York") approved an Agreement and Plan of Reorganization ("the Plan") whereby, subject to approval by the shareholders of Premier Limited California and Premier Limited New York, Premier Limited Municipal, a series of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") will acquire all the assets of Premier Limited California and Premier Limited New York, both series of the Trust, subject to the liabilities, of each series, in exchange for a number of shares equal to the pro rata net assets of shares of Premier Limited Municipal ("the Merger").

      The Merger will be accounted for as a tax free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of Premier Limited Municipal, Premier Limited California and Premier Limited New York at December 31, 1997 as if they had been combined on April 23, 1998. The unaudited pro forma statement of operations reflects the results of operations of Premier Limited Municipal, Premier Limited California and Premier Limited New York for the year ended December 31, 1997 as if they had been combined on April 23, 1998. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Premier Limited Municipal, Premier Limited California and Premier Limited New York, under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Premier Limited Municipal for pre-combination periods will not be restated.

      The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the respective Statements of Additional Information.

NOTE 2-PORTFOLIO VALUATION:

      Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available, are representative of the bid side of the market and in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

NOTE 3-CAPITAL SHARES:

      The pro forma net asset value per share assumes 820,600, 47,528, 22,089 and 1,878,379 additional shares of Beneficial Interest of Class A, Class B, Class C and Class R, respectively, of Premier Limited Municipal were issued in connection with the proposed acquisition by Premier Limited Municipal of Premier Limited California and Premier Limited New York as of December 31, 1997. The pro forma number of shares that would be issuable was calculated by dividing the net assets of Class A, Class B, Class C and Class R of Premier Limited California and Premier Limited New York, respectively, at December 31, 1997 by the net asset value per share of Premier Limited Municipal Class A, Class B, Class C and Class R, at December 31, 1997 of $12.33, $12.32, $12.35 and $12.33 for Class A,
Class B, Class C and Class R,  respectively,  for Common  Shares.  The pro forma

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
--------------------------------------------------------------------------------
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

combined number of shares outstanding of 7,014,322 consists of the 656,867, 25,525, 14,830 and 1,333,274 shares issuable to Premier Limited California Class A, Class B, Class C and Class R shares, respectively, and of the 163,734, 22,003, 7,259 and 545,104 shares issuable to Premier Limited New York Class A, Class B, Class C and Class R shares, respectively, as a result of the merger and the 1,467,941, 87,950, 12,358 and 2,677,477 shares of Premier Limited Municipal outstanding Class A, Class B, Class C and Class R shares, respectively, at December 31, 1997.

NOTE 4-PRO FORMA OPERATING EXPENSES:

      The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 1997. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the proposed Merger, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5-MERGER COST:

      Merger costs are estimated at approximately $71,000 and are not included in the pro forma statement of operations since these costs are not recurring. These costs represent the estimated expense of the Funds carrying out their obligations under the Agreement and Plan of Reorganization and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

      The expense ratios for each share class of each Fund are the same; therefore, no adjustments to the Pro Forma amounts are necessary.

NOTE 6-FEDERAL INCOME  TAXES:

      Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the Merger, Premier Limited Municipal intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

      The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

[Dreyfus runclose lion logo]
DREYFUS PREMIER
LIMITED TERM MUNICIPAL FUND
DREYFUS PREMIER
LIMITED TERM NEW YORK MUNICIPAL FUND


DECEMBER 31, 1997
Dreyfus

TABLE OF CONTENTS
                                                                            PAGE
         PRO FORMA STATEMENT OF INVESTMENTS...............................    3
         STATEMENT OF FINANCIAL FUTURES...................................   14
         PRO FORMA STATEMENT OF ASSETS AND LIABILITIES....................   15
         PRO FORMA STATEMENT OF OPERATIONS................................   17
         NOTES TO FINANCIAL STATEMENTS....................................   18


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS                                                     DECEMBER 31, 1997 (UNAUDITED)

                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________
Long-Term Municipal
Investments-97.2%

Alaska-2.0%

Anchorage Port and Term Facilities,
  Revenue, Refunding
  6%, 2/1/2003 (Insured; MBIA)..... $  1,110,000  $             -  $   1,110,000  $    1,200,554  $             -  $   1,200,554

Arizona-4.4%

Maricopa County Unified School
  District Number 69
  (Paradise Valley)
  6.35%, 7/1/2010 (Insured; MBIA)..      550,000                -        550,000         643,880                -        643,880

Mesa, Refunding 5.90%, 7/1/2000
  (Insured; AMBAC).................      500,000                -        500,000         523,360                -        523,360

Phoenix, Refunding 6.25%,
  7/1/2016.........................    1,250,000                -      1,250,000       1,458,775                -      1,458,775

Arkansas-.9%

North Little Rock, Electric
  Revenue, Refunding
  6%, 7/1/2001 (Insured; MBIA).....      500,000                -        500,000         532,865                -        532,865

California-3.5%

Alameda County, COP, Refunding
  (Capital Projects)
  5.25%, 6/1/2005 (Insured;
  AMBAC)...........................    1,000,000                -      1,000,000       1,057,270                -      1,057,270

Northern California, Transmission
  Revenue, Refunding
  (California-Oregon Transmission)
  5.25%, 5/1/2008
  (Insured; MBIA)..................    1,000,000                -      1,000,000       1,074,030                -      1,074,030

Connecticut-2.7%

Connecticut, Special Tax Obligation
  Revenue
  (Transportation Infrastructure)
  5.25%, 10/1/1999
  (Insured; FGIC)..................    1,000,000                -      1,000,000       1,023,070                -      1,023,070

Stamford 6.60%, 1/15/2007..........      500,000                -        500,000         584,140                -        584,140

Florida-4.7%

Dade County:
  Sales Tax Revenue, Refunding 6%,
  10/1/2002 (Insured; AMBAC)           1,000,000                -      1,000,000       1,082,070                -      1,082,070
  Water and Sewer System Revenue
  6.25%, 10/1/2008
  (Insured; FGIC)..................      535,000                -        535,000         620,006                -        620,006

Miami Health Facilities Authority,
  Health Facilities Revenue
  (Mercy Hospital Project)
  6.75%, 8/1/2020 (Insured; AMBAC)
  (Prerefunded 8/1/2001) (a).......    1,000,000                -      1,000,000       1,105,260                -      1,105,260



DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)                                         DECEMBER 31, 1997 (UNAUDITED)

                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________
Long-Term Municipal Investments
(continued)

Georgia-1.6%

Georgia Municipal Electric
  Authority, Power Revenue, Refunding
  6%, 1/1/2006.....................$     900,000  $             -  $     900,000  $      987,642  $             -  $     987,642

Illinois-4.8%

Chicago Metropolitan Water
  Reclamation District
  (Chicago Capital Improvement)
  7.25%, 12/1/2012.................    1,000,000                -      1,000,000       1,262,490                -      1,262,490

Illinois Development Finance
  Authority, PCR, Refunding
  (Central Illinois Public Service
  Company) 5.70%, 8/15/2026........      750,000                -        750,000         767,378                -        767,378

Regional Transportation Authority
  7.75%, 6/1/2012 (Insured; FGIC)..      390,000                -        390,000         510,140                -        510,140

Sangamon County School District
  Number 186 (Springfield)
  7.70%, 6/1/2001 (Insured; MBIA)..      300,000                -        300,000         334,791                -        334,791

Indiana-1.0%

Indiana Transportation Finance
  Authority, Highway Revenue
  7.875%, 12/1/2011 (Insured; MBIA)
  (Prerefunded 12/1/1998) (a)......       50,000                -         50,000          52,810                -         52,810

Indianapolis Airport Authority,
  Special Facilities Revenue
  (Federal Express Corp. Project)
  7.10%, 1/15/2017.................      500,000                -        500,000         560,855                -        560,855

Iowa-1.7%

Iowa Student Loan Liquidity Corp.,
  Student Loan Revenue, Refunding
  5.65%, 12/1/2005.................    1,000,000                -      1,000,000       1,053,690                -      1,053,690

Kentucky-1.9%

Kentucky Turnpike Authority,
  Economic Development
  Road Revenue, Refunding
  (Revitalization Projects) 6.50%,
  7/1/2007 (Insured; AMBAC)........    1,000,000                -      1,000,000       1,163,320                -      1,163,320

Maryland-2.5%

Maryland, State and Local
  Facilities Loan 5.25%,
  6/15/2006........................    1,400,000                -      1,400,000       1,495,984                -      1,495,984

Massachusetts-4.0%

Massachusetts, Special Obligation
  Revenue 7%, 6/1/2002.............    1,000,000                -      1,000,000       1,115,300                -      1,115,300



DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)                                      DECEMBER 31, 1997 (UNAUDITED)

                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________
Long-Term Municipal Investments
(continued)

Massachusetts (continued)

Massachusetts Turnpike Authority,
  Metropolitian Highway System Revenue
  5%, 1/1/2037 (Insured; MBIA).....$     500,000  $             -  $     500,000  $      484,990  $             -  $     484,990

Worcester, Refunding (Municipal Purpose)
  6.25%, 7/1/2009 (Insured; MBIA)..      720,000                -        720,000         832,507                -        832,507

Michigan-6.2%

Berkley City School District
  (Qualified School Board Loan Fund)
  7%, 1/1/2009 (Insured; FGIC).....    1,030,000                -      1,030,000       1,249,998                -      1,249,998

Comstock Park Public Schools
  6%, 5/01/2016 (Prerefunded
  5/1/1999) (a)....................       50,000                -         50,000          52,284                -         52,284

Flowerville Community School
  District
  6.50%, 5/1/2006 (Insured; MBIA)..      555,000                -        555,000         636,496                -        636,496

Lance Creuse Public Schools,
  Refunding
  5%, 5/1/2004 (Insured; AMBAC)....    1,140,000                -      1,140,000       1,189,738                -      1,189,738

Saint John's Public Schools
  (Qualified School Board
  Loan Fund)
  6.50%, 5/1/2006 (Insured; FGIC)..      525,000                -        525,000         603,272                -        603,272

Mississippi-1.0%

Mississippi Higher Education
  Assistance Corporation,
  Student Loan Revenue
  6.05%, 9/1/2007..................      565,000                -        565,000         597,911                -        597,911

Nebraska-1.7%

Omaha, Refunding 4.70%, 5/1/2003...    1,000,000                -      1,000,000       1,027,610                -      1,027,610

New Jersey-4.3%

Cumberland County Improvement
  Authority, SWDR
  6%, 1/1/2001 (Insured; FGIC).....      500,000                -        500,000         520,320                -        520,320

Ocean County Utilities Authority,
  Wastewater Revenue, Refunding
  5%, 1/1/2004.....................    1,000,000                -      1,000,000       1,040,970                -      1,040,970





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)                                      DECEMBER 31, 1997 (UNAUDITED)

                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________
Long-Term Municipal Investments
(continued)

New Jersey (continued)

New Jersey Transportation
  Corporation, Capital Grant
  Anticipation Notes
  5.50%, 9/1/2003 (Insured; FSA)...$   1,000,000  $             -  $   1,000,000  $    1,057,380  $             -  $   1,057,380

New York-21.4%

Albany County 7%, 10/1/2000
  (Insured; FGIC, Prerefunded
  10/1/1999) (a)...................            -          125,000        125,000               -          135,044        135,044

Amherst, Public Improvement 6.20%,
  4/1/2002 (Insured; FGIC).........            -          150,000        150,000               -          162,343        162,343

Deer Park Union Free School
  District 5%, 6/15/2005
  (Insured; MBIA)..................            -          200,000        200,000               -          208,988        208,988

Erie County Water Authority,
  Water Revenue, Refunding:
  6.65%, 12/1/1999
  (Insured; AMBAC).................            -          250,000        250,000               -          262,592        262,592
  7%, 12/1/2000 (Insured; AMBAC)...            -          200,000        200,000               -          216,354        216,354

Greece Central School District 6%,
   6/15/2010.......................            -          225,000        225,000               -          255,640        255,640

Town of Hempstead 6.30%, 1/1/2002
  (Insured; AMBAC).................            -          150,000        150,000               -          161,889        161,889

Metropolitan Transportation
  Authority, Transporation
  Facilities Revenue
  6.30%, 7/1/2007 (Insured; MBIA)..            -          250,000        250,000               -          286,350        286,350

Monroe County, Public Improvement
  7%, 6/1/2003 (Insured; FGIC).....            -          200,000        200,000               -          227,254        227,254

Municipal Assistance Corporation
  for New York City:
  7.10%, 7/1/2000..................            -          100,000        100,000               -          106,442        106,442
  6%, 7/1/2005 (Insured; AMBAC)....            -          100,000        100,000               -          110,868        110,868

Nassau County:
  7%, 7/1/2002 (Insured; AMBAC,
  Prerefunded 7/1/2000) (a)........            -          100,000        100,000               -          108,038        108,038
  6.30%, 11/1/2003
  (Insured; FGIC)..................            -          200,000        200,000               -          221,298        221,298

New York City:
  5.75%, 8/1/2012..................      445,000          100,000        545,000         467,019          104,948        571,967





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)                                     DECEMBER 31, 1997 (UNAUDITED)

                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________
Long-Term Municipal Investments
(continued)

New York (continued)

New York City (continued)
  Refunding:
    7%, 8/1/2006...................$           -  $       300,000  $     300,000  $            -  $       346,425  $     346,425
    6.20%, 8/1/2007................    1,000,000                -      1,000,000       1,087,970                -      1,087,970

New York City Municipal Water
  Finance Authority,
  Water and Sewer Systems Revenue
  5.50%, 6/15/2027
  (Insured; MBIA)..................            -          250,000        250,000               -          257,815        257,815

New York State, Refunding
  6.25%, 8/15/2004.................    1,000,000          200,000      1,200,000       1,111,770          222,354      1,334,124

New York State Dormitory
  Authority, Revenue:
  (Consolidated City University)
  5.75%, 7/1/2018 (Insured; FSA)...            -          200,000        200,000               -          221,420        221,420
  (FIT Student Housing) 5.75%,
  7/1/2006 (Insured; AMBAC)........            -          130,000        130,000               -          142,431        142,431
  Refunding:
  (Mental Health Services
  Facilities) 6%, 8/15/2005........    1,000,000          260,000      1,260,000       1,094,140          284,476      1,378,616
  (Vassar College) 6%, 7/1/2005....            -          250,000        250,000               -          278,440        278,440
  (Rochester Institute
  of Technology)
  5.50%, 7/1/2006 (Insured; MBIA)..            -          200,000        200,000               -          216,346        216,346
  (State University Educational)
  7.125%, 5/15/2009
  (Insured; FGIC) (Prerefunded
  5/15/1999) (a)...................      200,000                -        200,000         212,124                -        212,124

New York State Environmental
  Facilities Corporation, PCR
  State Water Revolving Fund:
  Refunding 5.50%, 6/15/2006
  (Insured; MBIA)..................            -          200,000        200,000               -          216,284        216,284
  7.50%, 6/15/2012.................      500,000                -        500,000         548,245                -        548,245

New York State Local Government
  Assistance Corporation
  6.375%, 4/1/2000.................            -          200,000        200,000               -          210,064        210,064

New York State Mortgage Agency,
  Homeowner Mortgage Revenue
  7.50%, 10/1/1998.................            -           45,000         45,000               -           45,773         45,773



DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)                                     DECEMBER 31, 1997 (UNAUDITED)

                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________

Long-Term Municipal Investments
(continued)

New York (continued)

New York City (continued)

New York State Power Authority,
  General Purpose Revenue
  7%, 1/1/2018 (Prerefunded
  1/1/2010) (a)....................$           -  $       300,000  $     300,000  $            -  $       365,367  $     365,367

New York State Thruway Authority
(Emergency Highway Construction
  and Reconstruction)
  6%, 3/1/2002 (Insured; FSA)......            -          200,000        200,000               -          214,248        214,248

New York State Urban Development
  Corporation, Refunding
  (Corporation Purpose) 5.50%,
  7/1/2005.........................            -          200,000        200,000               -          215,380        215,380

Orange County:
  5.10%, 11/15/2002..                          -          130,000        130,000               -          135,799        135,799
  Refunding 5.50%, 11/15/2007......            -          250,000        250,000               -          272,233        272,233

Oyster Bay 7.125%, 4/15/2000
  (Insured; FGIC)..................            -          180,000        180,000               -          192,343        192,343

Port Washington Union Free School
  District 6%, 8/1/2001............            -          125,000        125,000               -          133,135        133,135

Suffolk County, Public Improvement
  7%, 4/1/2002 (Insured; MBIA,
   Prerefunded 4/1/2001) (a).......            -          150,000        150,000               -          162,475        162,475

Tompkins County 5.25%, 9/15/2003...            -          250,000        250,000               -          263,568        263,568

Triborough Bridge and Tunnel
  Authority, General
  Purpose Revenue:
  7.40%, 1/1/2003 (Prerefunded
  1/1/1999) (a)....................            -          200,000        200,000               -          210,120        210,120
  7%, 1/1/2011 (Prerefunded
  1/1/1999) (a)....................      100,000          150,000        250,000         104,671          157,007        261,678
  Refunding:
    5.75%, 1/1/2005................            -          250,000        250,000               -          272,342        272,342
    5.90%, 1/1/2007................            -          100,000        100,000               -          111,017        111,017

Westchester County 6.625%,
  11/1/2004........................            -          250,000        250,000               -          286,663        286,663

Western Nassau County
  Water Authority,
  Water Systems Revenue 5.50%,
  5/1/2004 (Insured; AMBAC)........            -          250,000        250,000               -          267,793        267,793

North Carolina-2.5%
Charlotte, Refunding
  5.50%, 7/1/2004..................    1,405,000                -      1,405,000       1,494,105                -      1,494,105





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)                                       DECEMBER 31, 1997 (UNAUDITED)

                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________
Long-Term Municipal Investments
(continued)

North Carolina (continued)

North Carolina Eastern Municipal
  Power Agency,
  Power System Revenue, Refunding
  8%, 1/1/2021 (Prerefunded
  1/1/1998) (a)....................$       5,000  $             -  $       5,000  $        5,100  $             -  $       5,100

Ohio-1.2%

Clermont County, Hospital
  Facilities Revenue, Refunding
  (Mercy Health System) 5.25%,
  9/1/2003 (Insured; AMBAC)........      685,000                -        685,000         719,134                -        719,134

Oregon-.4%

Tri County Metropolitan
  Transportation District (Light
  Rail Extension)
  5.60%, 7/1/2003..................      250,000                -        250,000         266,608                -        266,608

Pennsylvania-3.6%

Pennsylvania Intergovernmental
  Coop Authority, Special
  Tax Revenue
  (City of Philadelphia
  Funding Program)
  6.80%, 6/15/2022 (Prerefunded
  6/15/2002) (a)...................    1,000,000                -      1,000,000       1,105,990                -      1,105,990

Somerset County General Authority,
  Commonwealth LR
  6.70%, 10/15/2003 (Insured; FGIC)
  (Prerefunded 10/15/2001) (a).....    1,000,000                -      1,000,000       1,090,850                -      1,090,850

South Carolina-.8%

Anderson County, Hospital
  Facilities Revenue
  (Anderson Memorial Hospital)
  7.50%, 2/1/2018 (Insured; MBIA)
  (Prerefunded 2/1/1998) (a).......      500,000                -        500,000         511,515                -        511,515

Tennessee-.9%

Louden County Industrial
  Development Board, SWDR
  (Kimberly-Clark Corporation
  Project) 6.20%, 2/1/2023.........      500,000                -        500,000         532,165                -        532,165

Texas-7.6%

Austin, Utility System Revenue
  8%, 11/15/2016 (Prerefunded
  5/15/2001) (a)...................      200,000                -        200,000         224,520                -        224,520

Fort Bend Independent School
  District, Refunding
  (Permanent School Fund Guaranteed)
  6.60%, 2/15/2004.................      875,000                -        875,000         985,171                -        985,171





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)                                           DECEMBER 31, 1997 (UNAUDITED)

                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________
Long-Term Municipal Investments
(continued)

Texas (continued)

Lewisville Independent School
  District (Building Bonds)
  (Permanent School Fund Guaranteed):
    7.50%, 8/15/2006...............$     650,000  $             -  $     650,000  $      794,710  $             -  $     794,710
    7.50%, 8/15/2007...............      600,000                -        600,000         742,992                -        742,992

Mesquite, Independent School
  District, Refunding
  5%, 8/15/2007....................    1,000,000                -      1,000,000       1,045,810                -      1,045,810

Red River Authority, PCR
  (Hoechst Celanese Corp. Project)
  6.875%, 4/1/2017.................      750,000                -        750,000         818,888                -        818,888

Utah-1.0%

Intermountain Power Agency, Power
  Supply Revenue, Refunding
  6.25%, 7/1/2009 (Insured; FSA)...      500,000                -        500,000         577,645                -        577,645

Vermont-2.3%

Vermont Educational and Health
  Buildings Financing Agency,
  Revenue
  (Middlebury College Project)
  6%, 11/1/2003....................    1,260,000                -      1,260,000       1,377,545                -      1,377,545

Virginia-1.8%

Virginia Transportation Board,
  Transportation Contract
  Revenue, Refunding
  (Route 28 Project) 6%, 4/1/2005..    1,000,000                -      1,000,000       1,080,789                -      1,080,789

Washington-2.9%

Washington Public Power Supply
  System, Revenue, Refunding
  (Nuclear Project No. 1):
    6%, 7/1/2006 (Insured; MBIA)...      500,000                -        500,000         552,865                -        552,865
    7%, 7/1/2008...................    1,000,000                -      1,000,000       1,182,969                -      1,182,969

Wisconsin-.9%

Wisconsin, Health and Educational
  Facilities Revenue
  (Aurora Medical Group Inc.)
  5.75%, 11/15/2007
  (Insured; FSA)...................      500,000                -        500,000         548,969                -        548,969





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)                                                 DECEMBER 31, 1997 (UNAUDITED)

                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________
Long-Term Municipal Investments
(continued)

U.S. Related-1.0%

Commonwealth of Puerto Rico,
  Refunding
  6.25%, 7/1/2011 (Insured; MBIA)..$           -  $       200,000  $     200,000  $            -  $       231,710  $     231,710

Puerto Rico Highway and
  Transportation Authority,
  Highway Revenue:
  6.25%, 7/1/2009 (Insured; MBIA)..            -          150,000        150,000               -          173,731        173,731

University of Puerto Rico,
  University Revenue, Refunding
  6.25%, 6/1/2008
  (Insured; MBIA) .................            -          200,000        200,000               -          227,078        227,078
                                                                                  ______________   ______________  _____________
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
  (cost $58,689,320)...............                                               $   49,787,435  $     8,901,885  $  58,689,320
                                                                                  ==============   ==============  =============
Short-Term Municipal Investments-2.8%

Alabama-.2%

Northern Alabama Environmental
  Improvement Authority,
  PCR, Refunding,
  VRDN (Reynold Metals) 5%
  (LOC; Bank of Nova Scotia
  Trust Company
  of New York) (b,c)...............$     100,000  $             -  $     100,000   $     100,000  $             -  $     100,000

California-.6%

Los Angeles Regional Airports
  Improvement Corp., LR, VRDN
  (American Airlines-Los Angeles
  International)
  5% (LOC; Wachovia Bank of
  Georgia) (b,c)...................      400,000                -        400,000         400,000                -        400,000

New York-.2%

New York City Municipal Water
  Finance Authority,
  Water and Sewer System
  Revenue, VRDN 5%
  (Insured; FGIC) (b)..............      100,000                -        100,000         100,000                -        100,000

Oregon .5%

Port Portland, PCR, VRDN
  (Reynolds Metals)
  5% (LOC; Bank of Nova Scotia
   Trust Company of
   New York) (b,c).................      300,000                -        300,000         300,000                -        300,000




DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)                                         DECEMBER 31, 1997 (UNAUDITED)
                                                   Principal Amount                               Value
                                    ______________________________________________  ______________________________________________
                                       Dreyfus          Dreyfus                        Dreyfus          Dreyfus
                                       Premier       Premier Limited                   Premier      Premier Limited
                                     Limited Term     Term New York                  Limited Term    Term New York
                                    Municipal Fund   Municipal Fund     Total       Municipal Fund  Municipal Fund      Total
                                    ______________  ______________  ______________  ______________  ______________  ______________
Short-Term Municipal Investments
(continued)

South Carolina-.3%

South Carolina Jobs-Economic
  Development Authority, EDR, VRDN
  (Saint Francis Hospital) 5%
  (LOC; The Chase Manhatten
  Bank) (b,c)......................$     200,000  $             -  $     200,000  $      200,000  $             -  $     200,000

Tennessee-.2%

Sullivan County, Industrial
  Development Board, PCR,
  Refunding, VRDN
  (Mead Corp. Project) 5%
  (LOC; Union Bank of
  Switzerland) (b,c)...............      100,000                -        100,000         100,000                -        100,000

Texas-.8%

Grand Prairie Housing Finance
  Corporation, MFHR,
  Refunding, VRDN
  (Winridge Grand Prairie)
  3.70% (b)........................      100,000                -        100,000         100,000                -        100,000

Grapevine Industrial Development
  Corporation, Revenue, VRDN
  (Multiple Mode-American Airlines):
    5% (LOC; Morgan Guaranty
    Trust Co.) (b,c)...............      100,000                -        100,000         100,000                -        100,000
    5% (LOC; Morgan Guaranty
    Trust Co.) (b,c)...............      300,000                -        300,000         300,000                -        300,000
                                                                                  ______________   ______________  _____________
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
  (cost $1,700,000)................                                              $     1,700,000                -  $   1,700,000
                                                                                  ==============   ==============  =============
TOTAL INVESTMENTS-100.0%
  (cost $48,990,366 and $8,469,282,
  respectively)....................                                               $   51,487,435  $     8,901,885  $  60,389,320
                                                                                  ==============   ==============  =============






DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND

Summary of Abbreviations
AMBAC         American Municipal Bond Assurance Corporation      LR      Lease Revenue
COP           Certificate of Participation                       MBIA    Municipal Bond Investors Assurance
EDR           Economic Development Revenue                                    Insurance Corporation
FGIC          Financial Guaranty Insurance Company               PCR     Pollution Control Revenue
FSA           Financial Security Assurance                       SWDR    Solid Waste Disposal Revenue
LOC           Letter of Credit                                   VRDN    Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

                                 Standard
Fitch (d)or        Moody's  or    & Poor's                         Percentage of Value
_______           _______          ________               ____________________________________
                                                          Dreyfus Premier    Dreyfus Premier
                                                            Limited Term   Limited Term New York
                                                           Municipal Fund    Municipal Fund
                                                          ______________  ____________________
AAA               Aaa              AAA                         62.9%               65.5%
AA                Aa               AA                          20.6                18.2
A                 A                A                            9.9                13.1
BBB               Baa              BBB                          3.2                 3.2
F1                MIGI/P1          SP/A1                        3.3                  -
Not Rated (e)  Not Rated (e)      Not Rated (e)                  .1                  -
                                                              _______             _______
                                                               100.0%              100.0%
                                                              _______             _______


Notes to Statement of Investments:

    (a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

    (b) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

    (c)  Secured by letters of credit.

    (d) Fitch currently provides creditworthiness information for a limited number of investments.

    (e) Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.



                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.



PRO FORMA STATEMENT OF FINANCIAL FUTURES                                                DECEMBER 31, 1997 (UNAUDITED)

                                                                      Market Value                      Unrealized
                                                                        Covered                        Appreciation
Financial Futures Sold Short                              Contracts   by Contracts        Expiration    at 12/31/97
________________________                                ___________  ____________        ____________  ____________

Dreyfus Premier Limited Term Municipal Fund:
    Municipal Bond Index Futures.............                 10       $1,231,250          March '98      $3,438
                                                                                                         =======


















                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.


PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)
                                                                               Dreyfus Premier  Dreyfus Premier
                                                                                 Limited Term     Limited Term      Pro Forma
                                                                                  Municipal         New York        Combined
                                                                                     Fund        Municipal Fund      (Note 1)
                                                                                ______________   ______________    ______________

ASSETS:               Investments in securities-See Statement of Investments   $    51,487,435  $     8,901,885  $    60,389,320
                      Cash....................................................          -                39,169           39,169
                      Interest receivable.....................................         902,326          164,272        1,066,598
                      Receivable for shares of Beneficial Interest subscribed            7,000            -                7,000
                                                                                ______________   ______________   ______________
                              Total Assets....................................      52,396,761        9,105,326       61,502,087
                                                                                ______________   ______________   ______________
LIABILITIES:          Due to The Dreyfus Corporation and affiliates                     25,006            4,477           29,483
                      Due to Distributor......................................           1,242              153            1,395
                      Cash overdraft due to Custodian.........................          21,834            -               21,834
                      Payable for shares of Beneficial Interest redeemed                 8,874            -                8,874
                      Payable for futures variation margin                               4,687            -                4,687
                                                                                ______________   ______________   ______________
                              Total Liabilities...............................          61,643            4,630           66,273
                                                                                ______________   ______________   ______________
NET ASSETS.................................................................... $    52,335,118  $     9,100,696  $    61,435,814
                                                                                ==============   ==============   ==============
REPRESENTED BY:      Paid-in capital.......................................... $    49,912,907  $     8,668,161  $    58,581,068
                      Accumulated undistributed investment income-net.........         (23,994)               -          (23,994)
                      Accumulated net realized gain (loss) on investments.....         (54,302)             (68)         (54,370)
                      Accumulated net unrealized appreciation
                              (depreciation) on investments...................       2,500,507          432,603        2,933,110
                                                                                ______________   ______________   ______________
NET ASSETS.................................................................... $    52,335,118  $     9,100,696  $    61,435,814
                                                                                ==============   ==============   ==============
Shares of Beneficial Interest outstanding:

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
    Class A Shares............................................................       1,467,941
                                                                                ==============
    Class B Shares............................................................          87,950
                                                                                ==============
    Class C Shares............................................................          12,358
                                                                                ==============
    Class R Shares............................................................       2,677,477
                                                                                ==============
DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND
    Class A Shares............................................................                          154,929
                                                                                                 ==============
    Class B Shares............................................................                            20,780
                                                                                                 ==============
    Class C Shares............................................................                            6,863
                                                                                                 ==============
    Class R Shares............................................................                          515,861
                                                                                                 ==============





PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)
                                                                              Dreyfus Premier   Dreyfus Premier
                                                                               Limited Term      Limited Term        Pro Forma
                                                                                Municipal         New York           Combined
                                                                                  Fund          Municipal Fund       (Note 1)
                                                                               ______________   ______________    ______________


NET ASSET VALUE per share:

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
  Class A Shares
  ($18,095,806 / 1,467,941 shares)........................                              $12.33
                                                                                       =======
  Class B Shares
  ($1,083,898 / 87,950 shares)............................                              $12.32
                                                                                       =======
  Class C Shares
  ($152,645 / 12,358 shares)..............................                              $12.35
                                                                                       =======
  Class R Shares
  ($33,002,769 / 2,677,477 shares)........................                              $12.33
                                                                                       =======
DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND
  Class A Shares
  ($2,018,835 / 154,929 shares)...........................                                               $13.03
                                                                                                        =======
  Class B Shares
  ($271,075 / 20,780 shares)..............................                                               $13.05
                                                                                                        =======
  Class C Shares
  ($89,649 / 6,863 shares)................................                                               $13.06
                                                                                                        =======
  Class R Shares
  ($6,721,137 / 515,861 shares)...........................                                               $13.03
                                                                                                        =======
PRO FORMA COMBINED PORTFOLIO-CLASS A SHARES
    ($20,114,641 / 1,631,675 shares)......................                                                                $12.33
                                                                                                                         =======
PRO FORMA COMBINED PORTFOLIO-CLASS B SHARES
    ($1,354,973 / 109,953 shares).........................                                                                $12.32
                                                                                                                         =======
PRO FORMA COMBINED PORTFOLIO-CLASS C SHARES
    ($242,294 / 19,617 shares)............................                                                                $12.35
                                                                                                                         =======
PRO FORMA COMBINED PORTFOLIO-CLASS R SHARES
    ($39,723,906 / 3,222,581 shares)......................                                                                $12.33
                                                                                                                         =======





                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.




PRO FORMA STATEMENT OF OPERATIONS
 SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
                                                                              Dreyfus Premier   Dreyfus Premier
                                                                               Limited Term      Limited Term        Pro Forma
                                                                                Municipal         New York           Combined
                                                                                  Fund          Municipal Fund       (Note 1)
                                                                               ______________   ______________    ______________


INVESTMENT INCOME

INCOME                Interest Income........................................ $      1,216,880  $       229,110  $     1,445,990

EXPENSES:             Management fee......................................... $        120,400  $        22,290  $       142,690
                      Distribution and service fees..........................           26,174            3,822           29,996
                      Loan commitment fees...................................              116               53              169
                                                                                ______________   ______________   ______________
                                Total Expenses...............................          146,690           26,165          172,855
                                                                                ______________   ______________   ______________
INVESTMENT INCOME-NET........................................................        1,070,190          202,945        1,273,135
                                                                                ______________   ______________   ______________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                      Net realized gain (loss) on investments................  $        (7,725)  $          180  $        (7,545)
                      Net realized gain (loss) on financial futures..........          (45,913)               -          (45,913)
                                                                                ______________   ______________   ______________
                                Net Realized Gain (Loss).....................          (53,638)             180          (53,458)
                      Net unrealized appreciation
                      ..        (depreciation) on investments................        1,093,296          185,709        1,279,005
                                                                                ______________   ______________   ______________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.......................        1,039,658          185,889        1,225,547
                                                                                ______________   ______________   ______________
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS..........................................................   $    2,109,848  $       388,834  $     2,498,682
                                                                                ==============   ==============   ==============







                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-BASIS OF COMBINATION:

    On April 23, 1998, the Boards of Dreyfus Premier Limited Term Municipal Fund ("Premier Limited Municipal") and Dreyfus Premier Limited Term New York
Municipal Fund ("Premier Limited New York") approved an Agreement and Plan of Reorganization ("the Plan") whereby, subject to approval by the shareholders of Premier Limited New York, Premier Limited Municipal, a series of The Dreyfus/Laurel Tax-Free Municipal Funds ("the Trust") will acquire all the assets of Premier Limited New York, a series of the Trust, subject to the liabilities of the series, in exchange for a number of shares equal to the pro rata net assets of shares of Premier Limited Municipal ("the Merger").

    These pro forma financial statements display a two fund presentation for a proposed three fund Merger (the Dreyfus Premier Limited Term California Municipal Fund is excluded from this presentation).

    The Merger will be accounted for as a tax free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of Premier Limited Municipal and Premier Limited New York at December 31, 1997 as if they had been combined on April 23, 1998. The unaudited pro forma statement of operations reflects the results of operations of Premier Limited Municipal and Premier Limited New York for the year ended December 31, 1997 as if they had been combined on April 23, 1998. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Premier Limited Municipal and Premier Limited New York, under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Premier Limited Municipal for pre-combination periods will not be restated.

    The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the respective Statements of Additional Information.

NOTE 2-PORTFOLIO VALUATION:

    Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available, are representative of the bid side of the market and in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

NOTE 3-CAPITAL SHARES:

    The pro forma net asset value per share assumes 163,734, 22,003, 7,259 and 545,104 additional shares of Beneficial Interest of Class A, Class B, Class C and Class R, respectively, of Premier Limited Municipal were issued in connection with the proposed acquisition by Premier Limited Municipal of Premier Limited New York as of December 31, 1997. The pro forma number of shares that would be issuable was calculated by dividing the net assets of Class A, Class B, Class C and Class R of Premier Limited New York, respectively, at December 31, 1997 by the net asset value per share of Premier Limited Municipal Class A, Class B, Class C and Class R, at December 31, 1997 of $12.33, $12.32, $12.35 and $12.33 for Class A, Class B, Class C and Class R, respectively, for Common Shares. The pro forma combined number of shares outstanding of 4,983,826 consists of the 163,734, 22,003, 7,259 and 545,104 shares issuable to Premier Limited New York Class A, Class B, Class C and Class R shares, respectively, as a result of the merger and the 1,467,941, 87,950, 12,358 and 2,677,477 shares of Premier Limited Municipal outstanding Class A, Class B, Class C and Class R shares, respectively, at December 31, 1997.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND

NOTE 4-PRO FORMA OPERATING EXPENSES:

    The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 1997. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the proposed Merger, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

    The expense ratios for each share class of each Fund are the same; therefore, no adjustments to the Pro Forma amounts are necessary.

NOTE 5-MERGER COST:

    Merger costs are estimated at approximately $57,000 and are not included in the pro forma statement of operations since these costs are not recurring. These costs represent the estimated expense of the Funds carrying out their obligations under the Agreement and Plan of Reorganization and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

NOTE 6-FEDERAL INCOME TAXES:

    Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the Merger, Premier Limited Municipal intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

    The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

[Dreyfus runclose lion logo]

DREYFUS PREMIER

LIMITED TERM MUNICIPAL FUND

DREYFUS PREMIER

LIMITED TERM CALIFORNIA MUNICIPAL FUND



DECEMBER 31, 1997

Dreyfus

TABLE OF CONTENTS
                                                                         PAGE
         PRO FORMA STATEMENT OF INVESTMENTS..............................  3
         STATEMENT OF FINANCIAL FUTURES.................................. 15
         PRO FORMA STATEMENT OF ASSETS AND LIABILITIES................... 16
         PRO FORMA STATEMENT OF OPERATIONS............................... 18
         NOTES TO FINANCIAL STATEMENTS................................... 19


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMASTATEMENT OF INVESTMENTS
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments-97.0%

Alaska-1.6%
Anchorage Port and Term Facilities,
  Revenue, Refunding
  6%, 2/1/2003 (Insured; MBIA)..........    $    1,110,000  $         -  $   1,110,000  $  1,200,554  $          -  $  1,200,554

Arizona-3.5%
Maricopa County Unified School District
  Number 69 (Paradise Valley)
  6.35%, 7/1/2010 (Insured; MBIA).......           550,000            -        550,000       643,880             -       643,880
Mesa, Refunding 5.90%, 7/1/2000
  (Insured; AMBAC).......                          500,000            -        500,000       523,360             -       523,360
Phoenix, Refunding 6.25%, 7/1/2016.....          1,250,000            -      1,250,000     1,458,775             -     1,458,775

Arkansas-.7%
North Little Rock, Electric Revenue,
  Refunding 6%, 7/1/2001 (Insured; MBIA)....       500,000            -        500,000       532,865             -       532,865

California-29.0%
Alameda County, COP, Refunding
  (Capital Projects)
  5.25%, 6/1/2005 (Insured; AMBAC)......         1,000,000            -      1,000,000     1,057,270             -     1,057,270
State of California:
  6.80%, 10/1/2005......................                -        700,000       700,000             -       816,403       816,403
  6.60%, 10/1/2005......................                -        510,000       510,000             -       602,881       602,881
California Educational Facilities
  Authority, College and
  University Revenue,
  Refunding (Los Angeles
  College Chiropractic) 5.75%, 11/1/2006                -        780,000       780,000             -       826,440       826,440
California Health Facilities
  Finance Authority,
  Lease Revenue, Refunding
  (Presbyterian Hospital) 5.50%,
  5/1/2007 (Insured; MBIA)                              -        500,000       500,000             -       541,575       541,575
California Housing Finance Agency, Home
  Mortgage Revenue
  5.65%, 8/1/2006 (Insured;MBIA)........                -        655,000       655,000             -       691,450       691,450
  5.65%, 8/1/2017 (Insured;MBIA)........                -        400,000       400,000             -       410,588       410,588
California Public Works Board,
  Lease Revenue:
  (Corcoran State Prison) 7%, 9/1/1998..                -        200,000       200,000             -       202,526       202,526
  High Technology Facilities (Berkeley
  Campus) 7.20%, 3/1/2001                               -        150,000       150,000             -       153,851       153,851
  Refunding (California State
  University) 5.50%, 10/1/2007                          -        500,000       500,000             -       540,800       540,800






DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments (continued)
California (continued)
California Rural Home Mortgage
  Finance Authority,
  Single Family Mortgage Revenue
  5.75%, 8/1/2009 (Guaranteed; FNMA)....    $           -  $     525,000 $     525,000  $          -  $    547,538  $    547,538
Elk Grove Unified School District,
  Special Tax Revenue, Refunding
  (Community Facilities District No. 1)
  6.50%, 12/1/2006
  (Insured; AMBAC)......................                -        400,000       400,000             -       467,560       467,560
Franklin-McKinley School District,
  Refunding
  5.20%, 7/1/2004 (Insured; MBIA).......                -        375,000       375,000             -       397,556       397,556
Kern High School District, Refunding
  6.40%, 2/1/2012 (Insured; MBIA).......                -        750,000       750,000             -       875,505       875,505
Los Angeles, Wastewater System Revenue
  7.10%, 11/1/1998                                      -        150,000       150,000             -       153,390       153,390
Los Angeles County Metropolitan
  Transportation Authority,
  Sales Tax Revenue
  8%, 7/1/2000 (Insured; AMBAC).........                -        500,000       500,000             -       548,010       548,010
Los Angeles County Transportation
  Commission,
  Sales Tax Revenue, Refunding
  6.80%, 7/1/1999.......................                -        150,000       150,000             -       156,345       156,345
Metropolitan Water District of Southern
  California, Waterworks Revenue
  6.375%, 7/1/2002......................                -        835,000       835,000             -       913,139       913,139
Modesto, Wastewater Treatment
  Facilities Revenue
6%, 11/1/2009 (Insured; MBIA)...........                -        500,000       500,000             -       570,910       570,910
Northern California, Transmission
  Revenue, Refunding (Project No. 1)
  6.25%, 8/15/2000 (Insured; MBIA)......                -        360,000       360,000             -       373,270       373,270
Northern California,
  Transmission Revenue,
Refunding (California-Oregon
  Transmission)
  5.25%, 5/1/2008 (Insured; MBIA).......         1,000,000            -      1,000,000     1,074,030             -     1,074,030
Redding JT Powers Financing Authority,
  Electrical Systems Revenue
  5.25%, 6/1/2015 (Insured; MBIA).......                -        670,000       670,000             -       684,318       684,318



DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments (continued)
California (continued)
Rio Linda Unified School District,
  Refunding
  6%, 8/1/2007 (Insured; FSA)...........    $           -  $     400,000  $    400,000  $          -  $    450,924  $    450,924
Riverside County Transportation
  Commission, Sales Tax Revenue :
  6.50%, 6/1/2001 (Insured; AMBAC)......                -        520,000       520,000             -       562,541       562,541
  Refunding, 6%, 6/1/2009
  (Insured; FGIC)..............                         -        500,000       500,000             -       569,005       569,005
Sacramento Municipal Utilities District,
  Electrical Revenue
  6.30%, 9/1/2001 (Insured; MBIA).......                -        500,000       500,000             -       540,245       540,245
San Diego County Regional Transportation
  Commission,
  Sales Tax Revenue
  6%, 4/1/2004 (Insured; FGIC)..........                -        750,000       750,000             -       826,725       826,725
San Francisco Bay Area Rapid Transit
  District,
  Sales Tax Revenue, Refunding
  6.70%, 7/1/2000.......................                -        500,000       500,000             -       532,920       532,920
San Francisco City and County Airport
  Commission,
  International Airport Revenue
  5.625%, 5/1/2006 (Insured; FGIC)......                -        500,000       500,000             -       541,770       541,770
San Francisco City and County Public
  Utilities Commssion,
  Water Revenue, Refunding:
  6%, 11/1/2003.........................                -        750,000       750,000             -       824,033       824,033
  6.375%, 11/1/2006.....................                -        500,000       500,000             -       552,255       552,255
San Jose Redevelopment Agency,
  Tax Allocation
  (Merged Area Redevelopment Project)
  6%, 8/1/2009 (Insured; MBIA)...........               -        625,000       625,000             -       712,219       712,219
Santa Margarita-Dana Point Authority,
  Revenue, Refunding
  7.25%, 8/1/2007 (Insured; MBIA).......                -        500,000       500,000             -       613,280       613,280
San Mateo County Transit District,
  Sales Tax Revenue, Refunding
  6.20%, 6/1/1999 (Insured; MBIA).......                -        100,000       100,000             -       102,975       102,975
Santa Rosa, Wastewater Revenue
  6.20%, 9/1/2003 (Prerefunded 9/1/2002)
  (Insured; FGIC) (a)                                   -        350,000       350,000             -       385,595       385,595





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments (continued)
California (continued)
Simi Valley Unified School District,
  Refunding
  6.25%, 8/1/2004 (Insured; FGIC).......   $            -  $     700,000  $    700,000..$          -  $    781,676  $    781,676
Southern California Public Power
  Authority,
  Power Project Revenue, Refunding
  (Hydroelectric-Hoover Uprating
  Project) 6.30%, 10/1/2002                             -        420,000       420,000             -       459,766       459,766
Tri-City Hospital District, Revenue,
  Refunding
  6%, 2/15/2005 (Insured; MBIA)..........               -        500,000       500,000             -       553,840       553,840
Westside Unified School District,
  Refunding
  6%, 8/1/2014 (Insured; AMBAC).........                -        385,000       385,000             -       437,876       437,876
Connecticut-2.1%
Connecticut, Special Tax Obligation
  Revenue
  (Transportation Infrastructure)
  5.25%, 10/1/1999 (Insured; FGIC).....          1,000,000             -     1,000,000     1,023,070             -     1,023,070
Stamford 6.60%, 1/15/2007...............           500,000             -       500,000       584,140             -       584,140
Florida-3.7%
Dade County:
  Sales Tax Revenue, Refunding
  6%, 10/1/2002 (Insured; AMBAC)........         1,000,000             -     1,000,000     1,082,070             -     1,082,070
  Water and Sewer System Revenue
  6.25%, 10/1/2008 (Insured; FGIC)......           535,000             -       535,000       620,006             -       620,006
Miami Health Facilities Authority,
  Health Facilities Revenue
  (Mercy Hospital Project)
  6.75%, 8/1/2020 (Insured; AMBAC)
  (Prerefunded 8/1/2001) (a)                     1,000,000             -     1,000,000.....1,105,260             -     1,105,260






DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments (continued)
Georgia-5.1%
Georgia Municipal Electric Authority,
  Power Revenue, Refunding
  6%, 1/1/2006                             $       900,000  $          -  $    900,000..$    987,642  $          -  $    987,642
Chicago Metropolitan Water Reclamation
  District
  (Chicago Capital Improvement)
  7.25%, 12/1/2012......................         1,000,000             -     1,000,000     1,262,490             -     1,262,490
Illinois Development Finance Authority,
  PCR, Refunding
  (Central Illinois Public Service
  Company) 5.70%, 8/15/2026                        750,000             -       750,000.      767,378             -       767,378
Regional Transportation Authority 7.75%,
  6/1/2012 (Insured; FGIC)..............           390,000             -       390,000       510,140             -       510,140
Sangamon County School District Number
  186 (Springfield)
  7.70%, 6/1/2001 (Insured; MBIA).......           300,000             -       300,000       334,791             -       334,791
Indiana-.8%
Indiana Transportation Finance
  Authority, Highway Revenue
  7.875%, 12/1/2011 (Insured; MBIA)
  (Prerefunded 12/1/1998) (a)                       50,000             -        50,000...     52,810             -        52,810
Indianapolis Airport Authority, Special
  Facilities Revenue
  (Federal Express Corp. Project)
  7.10%, 1/15/2017......................           500,000             -       500,000       560,855             -       560,855
Iowa-1.4%
Iowa Student Loan Liquidity Corp.,
  Student Loan Revenue, Refunding
  5.65%, 12/1/2005......................         1,000,000             -     1,000,000     1,053,690             -     1,053,690
Kentucky-1.5%
Kentucky Turnpike Authority, Economic
  Development Road
  Revenue, Refunding
  (Revitalization Projects) 6.50%,
  7/1/2007 (Insured; AMBAC)                      1,000,000             -     1,000,000.....1,163,320             -     1,163,320





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments (continued)
Maryland-5.2%
Maryland, State and Local Facilities
  Loan 5.25%, 6/15/2006                     $    1,400,000    $        -  $  1,400,000. $  1,495,984  $          -  $  1,495,984
Massachusetts, Special Obligation
  Revenue 7%, 6/1/2002.                          1,000,000             -     1,000,000     1,115,300             -     1,115,300
Massachusetts Turnpike Authority,
  Metropolitian Highway
  System Revenue
  5%, 1/1/2037 (Insured; MBIA)..........           500,000             -       500,000       484,990             -       484,990
Worcester, Refunding (Municipal Purpose)
  6.25%, 7/1/2009 (Insured; MBIA).......           720,000             -       720,000       832,507             -       832,507
Michigan-4.9%
Berkley City School District
  (Qualified School Board Loan Fund)
  7%, 1/1/2009 (Insured; FGIC)..........         1,030,000             -     1,030,000     1,249,998             -     1,249,998
Comstock Park Public Schools
  6%, 5/01/2016 (Prerefunded
  5/1/1999) (a).............                        50,000             -        50,000        52,284.            -        52,284
Flowerville Community School District
  6.50%, 5/1/2006 (Insured; MBIA).......           555,000             -       555,000       636,496             -       636,496
Lance Creuse Public Schools, Refunding
  5%, 5/1/2004 (Insured; AMBAC).........         1,140,000             -     1,140,000     1,189,738             -     1,189,738
Saint John's Public Schools (Qualified
  School Board Loan Fund)
  6.50%, 5/1/2006 (Insured; FGIC)........          525,000             -       525,000       603,272             -       603,272
Mississippi-.8%
Mississippi Higher Education Assistance
  Corporation,
  Student Loan Revenue
  6.05%, 9/1/2007.......................           565,000             -       565,000       597,911             -       597,911
Nebraska-4.8%
Omaha, Refunding 4.70%, 5/1/2003........         1,000,000             -     1,000,000     1,027,610             -     1,027,610
Cumberland County Improvement
  Authority, SWDR
  6%, 1/1/2001 (Insured; FGIC)..........           500,000             -       500,000       520,320             -       520,320





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments (continued)
Nebraska (continued)
Ocean County Utilities Authority,
  Wastewater Revenue, Refunding
  5%, 1/1/2004                              $    1,000,000  $          -  $  1,000,000..$  1,040,970  $          -  $  1,040,970
New Jersey Transportation Corporation,
  Capital Grant Anticipation Notes
  5.50%, 9/1/2003 (Insured; FSA)........         1,000,000             -     1,000,000     1,057,380             -     1,057,380
New York-6.1%
New York City:
  5.75%, 8/1/2012.......................           445,000             -       445,000       467,019             -       467,019
  Refunding
    6.20%, 8/1/2007.....................         1,000,000             -     1,000,000     1,087,970             -     1,087,970
New York State, Refunding 6.25%,
  8/15/2004.............                         1,000,000             -     1,000,000     1,111,770             -     1,111,770
New York State Dormitory Authority,
  Revenue
  Refunding:
    (Mental Health Services Facilities)
  6%, 8/15/2005..                                1,000,000             -     1,000,000     1,094,140             -     1,094,140
    (State University Educational)
  7.125%, 5/15/2009
        (Insured; FGIC) (Prerefunded
  5/15/1999) (a)....                               200,000             -       200,000       212,124             -       212,124
New York State Environmental Facilities
  Corporation, PCR
  State Water Revolving Fund
  7.50%, 6/15/2012......................           500,000             -       500,000       548,245             -       548,245
Triborough Bridge and Tunnel Authority,
  General Purpose Revenue
  7%, 1/1/2011 (Prerefunded 1/1/1999) (a)..        100,000             -       100,000       104,671             -       104,671
North Carolina-2.0%
Charlotte, Refunding 5.50%, 7/1/2004....         1,405,000             -     1,405,000     1,494,105             -     1,494,105
North Carolina Eastern Municipal
  Power Agency,
  Power System Revenue, Refunding
  8%, 1/1/2021 (Prerefunded 1/1/1998) (a)..          5,000             -         5,000         5,100..           -         5,100
Ohio-1.3%
Clermont County, Hospital Facilities
  Revenue, Refunding
  (Mercy Health System) 5.25%, 9/1/2003
  (Insured; AMBAC)                                 685,000             -       685,000       719,134             -       719,134





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments (continued)
Ohio (continued)
Tri County Metropolitan Transportation
  District (Light Rail Extension)
  5.60%, 7/1/2003.......................      $    250,000  $          -  $    250,000..$    266,608  $          -  $    266,608
Pennsylvania-2.9%
Pennsylvania Intergovernmental Coop
  Authority, Special Tax Revenue
  (City of Philadelphia Funding Program)
  6.80%, 6/15/2022 (Prerefunded
  6/15/2002) (a).........                        1,000,000             -     1,000,000     1,105,990             -     1,105,990
Somerset County General Authority,
  Commonwealth LR
  6.70%, 10/15/2003 (Insured; FGIC)
  (Prerefunded 10/15/2001) (a)..........         1,000,000             -     1,000,000     1,090,850             -     1,090,850
South Carolina-.7%
Anderson County, Hospital Facilities
  Revenue
  (Anderson Memorial Hospital)
  7.50%, 2/1/2018 (Insured; MBIA)
  (Prerefunded 2/1/1998) (a)                       500,000             -       500,000.      511,515             -       511,515
Tennessee-.7%
Louden County Industrial Development
  Board, SWDR
  (Kimberly-Clark Corporation Project)
  6.20%, 2/1/2023........................          500,000             -       500,000       532,165             -       532,165
Texas-6.1%
Austin, Utility System Revenue
  8%, 11/15/2016 (Prerefunded
  5/15/2001) (a).........................          200,000             -       200,000       224,520             -       224,520
Fort Bend Independent School
  District, Refunding
(Permanent School Fund Guaranteed)
  6.60%, 2/15/2004......................           875,000             -       875,000       985,171             -       985,171
Lewisville Independent School District
  (Building Bonds)
  (Permanent School Fund Guaranteed):
    7.50%, 8/15/2006....................           650,000             -       650,000       794,710             -       794,710
    7.50%, 8/15/2007....................           600,000             -       600,000       742,992             -       742,992





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments (continued)
Texas (continued)
Mesquite, Independent School District,
  Refunding
  5%, 8/15/2007.........................    $    1,000,000  $          -  $  1,000,000..$  1,045,810  $          -  $  1,045,810
Red River Authority, PCR (Hoechst
  Celanese Corp. Project)
  6.875%, 4/1/2017.......................          750,000             -       750,000       818,888             -       818,888
Utah-.8%
Intermountain Power Agency, Power Supply
  Revenue, Refunding
  6.25%, 7/1/2009 (Insured; FSA)........           500,000             -       500,000       577,645             -       577,645
Vermont-1.8%
Vermont Educational and Health Buildings
  Financing Agency, Revenue
  (Middlebury College Project)
  6%, 11/1/2003...........                       1,260,000             -     1,260,000     1,377,545             -     1,377,545
Virginia-1.4%
Virginia Transportation Board,
  Transportation Contract Revenue,
  Refunding
  (Route 28 Project) 6%, 4/1/2005.......         1,000,000             -     1,000,000     1,080,789             -     1,080,789
Washington-2.3%
Washington Public Power Supply System,
  Revenue, Refunding
  (Nuclear Project No. 1):
    6%, 7/1/2006 (Insured; MBIA)........           500,000             -       500,000       552,865             -       552,865
    7%, 7/1/2008........................         1,000,000             -     1,000,000     1,182,969             -     1,182,969
Wisconsin-.7%
Wisconsin, Health and Educational
  Facilities Revenue
  (Aurora Medical Group Inc.) 5.75%,
  11/15/2007 (Insured; FSA)                        500,000             -       500,000.      548,969             -       548,969
U.S. Related-5.1%
Commonwealth of Puerto Rico, Refunding
  6.25%, 7/1/2011 (Insured; MBIA)........                -       750,000       750,000             -       868,913       868,913





DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Long-Term Municipal Investments (continued)
U.S. Related (continued)
Puerto Rico Electric Power Authority,
  Power Revenue, Refunding
  6.50%, 7/1/2006 (Insured; MBIA).......   . $           -  $    625,000  $    625,000..$          -  $    721,313  $    721,313
Puerto Rico Highway and Transportation
  Authority, Highway Revenue:
  6.25%, 7/1/2004 (Insured; MBIA).......                 -       500,000       500,000             -       557,330       557,330
Puerto Rico Public Buildings Authority,
  Government Guaranteed Facilities
  6.25%, 7/1/2010 (Insured; AMBAC)
  (Guaranteed; Commonwealth of
  Puerto Rico)............                               -       750,000       750,000             -       870,150       870,150
University of Puerto Rico, University
  Revenue, Refunding
  6.25%, 6/1/2008 (Insured; MBIA).......                 -       750,000       750,000             -       864,705       864,705
_
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
  (cost $73,591,546)....................                                              $   49,787,435 $  23,804,111 $  73,591,546
                                                                                      ============== ============= =============

Short-Term Municipal Investments-3.0%
Alabama-.1%
Northern Alabama Environmental
  Improvement Authority,
  PCR, Refunding, VRDN (Reynold Metals)
  5% (LOC;
  Bank of Nova Scotia Trust Company of
  New York) (b,c).                          $      100,000  $          -  $    100,000..$    100,000  $          -  $    100,000
California-1.3%
Los Angeles Regional Airports
  Improvement Corp., LR, VRDN
  (American Airlines-Los Angeles
  International):
    5% (LOC; Wachovia Bank of
  Georgia) (b,c)...........                        400,000             -       400,000       400,000             -       400,000
    5% (LOC; Wachovia Bank of
  Georgia) (b,c)...........                              -       300,000       300,000             -       300,000       300,000
    5% (LOC; Wachovia Bank of
  Georgia) (b,c)...........                              -       300,000       300,000             -       300,000       300,000



DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
PRO FORMA STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   DECEMBER 31, 1997 (UNAUDITED)

                                                       Principal Amount                               Value
                                           ------------------------------------------- -----------------------------------------
                                                             Dreyfus                                    Dreyfus
                                                Dreyfus      Premier                     Dreyfus        Premier
                                                Premier      Limited                     Premier        Limited
                                                Limited        Term                      Limited         Term
                                                  Term      California                    Term         California
                                               Municipal    Municipal                   Municipal      Municipal
                                                  Fund         Fund          Total         Fund           Fund           Total
                                               ---------    ----------     ---------    ---------      ----------      ---------
Short-Term Municipal Investments (continued)
New York-.5%
New York City Municipal Water Finance
  Authority,
  Water and Sewer System
  Revenue, VRDN 5% (Insured; FGIC) (b)..   $       100,000  $          -  $    100,000..$    100,000  $          -  $    100,000
Port Portland, PCR, VRDN (Reynolds
  Metals)
  5% (LOC; Bank of Nova Scotia Trust
  Company of New York) (b,c)                       300,000             -       300,000.      300,000             -       300,000
South Carolina-.3%
South Carolina Jobs-Economic Development
  Authority, EDR, VRDN
  (Saint Francis Hospital) 5% (LOC; The
  Chase Manhatten Bank) (b,c)                      200,000             -       200,000.      200,000             -       200,000
Tennessee-.1%
Sullivan County, Industrial Development
  Board, PCR, Refunding, VRDN
  (Mead Corp. Project) 5% (LOC; Union
  Bank of Switzerland) (b,c)                       100,000             -       100,000.      100,000             -       100,000
Texas-.7%
Grand Prairie Housing Finance
  Corporation, MFHR, Refunding, VRDN
  (Winridge Grand Prairie) 3.70% (b)....           100,000             -       100,000       100,000             -       100,000
Grapevine Industrial Development
  Corporation, Revenue, VRDN
  (Multiple Mode-American Airlines):
  5% (LOC; Morgan Guaranty
  Trust Co.) (b,c)............                     100,000             -       100,000       100,000             -       100,000
  5% (LOC; Morgan Guaranty
  Trust Co.) (b,c)............                     300,000             -       300,000       300,000             -       300,000
                                                                                          ----------     ---------       -------

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
  (cost $2,300,000).....................                                              $    1,700,000  $    600,000  $  2,300,000
                                                                                      ==============  ============  ============

TOTAL INVESTMENTS-100.0%
  (cost $48,990,366 and $22,999,824, respectively).....                               $   51,487,435  $ 24,404,111  $ 75,891,546
                                                                                      ==============  ============  ============







DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND

Summary of Abbreviations

AMBAC         American Municipal Bond Assurance Corporation      LR      Lease Revenue
COP           Certificate of Participation                       MBIA    Municipal Bond Investors Assurance
EDR           Economic Development Revenue                                    Insurance Corporation
FGIC          Financial Guaranty Insurance Company               PCR      Pollution Control Revenue
FNMA          Federal National Mortgage Association              SWDR    Solid Waste Disposal Revenue
FSA           Financial Security Assurance                       VRDN    Variable Rate Demand Notes
LOC           Letter of Credit

Summary of Combined Ratings (Unaudited)

                                 Standard
Fitch(d)   or     Moody's   or   & Poor's                         Percentage of Value
_______           _______          ________               ____________________________________
                                                          Dreyfus Premier    Dreyfus Premier
                                                            Limited       Limited Term California
                                                           Municipal Fund    Municipal Fund
                                                          ______________    __________________
AAA               Aaa              AAA                         62.9%               69.9%
AA                Aa               AA                          20.6                14.1
A                 A                A                            9.9                10.1
BBB               Baa              BBB                          3.2                 3.4
F1                MIGI/P1          SP/A1                        3.3                 2.5
Not Rated (e)  Not Rated (e)      Not Rated (e)                  .1                 .-
                                                              _______             _______
                                                               100.0%              100.0%
                                                              _______             _______
Notes to Statement of Investments:

(a)  Bonds  which  are  prerefunded  are   collateralized  by  U.S.   Government
     securities  which  are held in  escrow  and are used to pay  principal  and interest  on the  municipal  issue and to  retire  the bonds in full at the earliest refunding date.

(b) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

(c)  Secured by letters of credit.

(d) Fitch currently provides creditworthiness information for a limited number of investments.

(e) Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(f)  At December 31, 1997,  40.3% of the Dreyfus Premier Limited Term California
     Municipal Fund's net assets are insured by MBIA.



                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.






PRO FORMA STATEMENT OF FINANCIAL FUTURES                                     DECEMBER 31, 1997 (UNAUDITED)

                                                                       Market Value                      Unrealized
                                                                         Covered                        Appreciation
Financial Futures Sold Short                              Contracts    by Contracts       Expiration     at 12/31/97
________________________                                ___________    ____________      ____________  ____________
Dreyfus Premier Limited Term Municipal Fund:
    Municipal Bond Index Futures.............                10         $1,231,250          March '98      $3,438
Dreyfus Premier Limited Term California Municipal Fund:
    Municipal Bond Index Futures.............                  5           615,625          March '98       1,719
                                                                                                           _______
                                                                                                           $5,157
                                                                                                           =======
SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.






PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)
                                                                      Dreyfus Premier                      Dreyfus Premier
                                                                        Limited Term        Limited Term     Pro Forma
                                                                         Municipal           California       Combined
                                                                            Fund           Municipal Fund     (Note 1)
                                                                      _________________ _________________ ________________
ASSETS:         Investments in securities-
                  See Statement of Investments                          $    51,487,435   $    24,404,111  $    75,891,546
                Cash............................                                      -           200,599          200,599
                Interest receivable................  .                          902,326           446,050        1,348,376
                Receivable for shares of Beneficial Interest subscribed           7,000                 -            7,000
                                                                         ______________    ______________    _____________
            ....  Total Assets                                               52,396,761        25,050,760       77,447,521
                                                                         ______________    ______________    _____________
LIABILITIES:    Due to The Dreyfus Corporation and affiliates                    25,006            14,325           39,331
                Due to Distributor..................                              1,242               388            1,630
                Cash overdraft due to Custodian.....                             21,834                 -           21,834
                Payable for shares of Beneficial Interest redeemed                8,874                 -            8,874
                Payable for futures variation margin                              4,687                 -            4,687
                                                                         ______________    ______________    _____________
 .........        Total Liabilities                                              61,643            14,713           76,356
                                                                         ______________    ______________    _____________
NET ASSETS                                                              $    52,335,118   $    25,036,047  $    77,371,165
                                                                         ==============    ==============    =============
REPRESENTED BY: Paid-in capital......................                   $    49,912,907   $    23,631,284  $    73,544,191
                Accumulated undistributed investment income-net                (23,994)                 -         (23,994)
                Accumulated net realized gain (loss) on investments            (54,302)           (1,243)         (55,545)
                Accumulated net unrealized appreciation
                  (depreciation) on investments                               2,500,507         1,406,006        3,906,513
                                                                         ______________    ______________    _____________
NET ASSETS                                                              $    52,335,118   $    25,036,047  $    77,371,165
                                                                         ==============    ==============    =============
Shares of Beneficial Interest outstanding:
DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
  Class A Shares.                                                             1,467,941
                                                                         ==============
  Class B Shares.                                                                87,950
                                                                         ==============
  Class C Shares.......................................                          12,358
                                                                         ==============
  Class R Shares....................................                          2,677,477
                                                                         ==============
DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
  Class A Shares..........................................                                        608,519
                                                                                           ==============
  Class B Shares..........................................                                         23,620
                                                                                           ==============
  Class C Shares..........................................                                         13,725
                                                                                           ==============
  Class R Shares..........................................                                      1,235,239
                                                                                           ==============






PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)
                                                                      Dreyfus Premier                      Dreyfus Premier
                                                                        Limited Term        Limited Term     Pro Forma
                                                                         Municipal           California       Combined
                                                                            Fund           Municipal Fund     (Note 1)
                                                                      _________________ _________________ ________________
______


NET ASSET VALUE per share:
DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
  Class A Shares
  ($18,095,806 / 1,467,941 shares)........................                       $12.33
                                                                                =======
  Class B Shares
  ($1,083,898 / 87,950 shares)............................                       $12.32
                                                                                =======
  Class C Shares
  ($152,645 / 12,358 shares)..............................                       $12.35
                                                                                =======
  Class R Shares
  ($33,002,769 / 2,677,477 shares)........................                       $12.33
                                                                                =======
DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
  Class A Shares
  ($8,099,165 / 608,519 shares)...........................                                         $13.31
                                                                                                  =======
  Class B Shares
  ($314,466 / 23,620 shares)..............................                                         $13.31
                                                                                                  =======
  Class C Shares
  ($183,149 / 13,725 shares)..............................                                         $13.34
                                                                                                  =======
  Class R Shares
  ($16,439,267 / 1,235,239 shares)........................                                         $13.31
                                                                                                  =======
PRO FORMA COMBINED PORTFOLIO-CLASS A SHARES
  ($26,194,971 / 2,124,808 shares)........................                                                          $12.33
                                                                                                                   =======
PRO FORMA COMBINED PORTFOLIO-CLASS B SHARES
  ($1,398,364 / 113,475 shares)...........................                                                          $12.32
                                                                                                                   =======
PRO FORMA COMBINED PORTFOLIO-CLASS C SHARES
  ($335,794 / 27,188 shares)..............................                                                          $12.35
                                                                                                                   =======
PRO FORMA COMBINED PORTFOLIO-CLASS R SHARES
  ($49,442,036 / 4,010,751 shares)........................                                                          $12.33
                                                                                                                   =======
SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.





PRO FORMA STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
                                                                      Dreyfus Premier                      Dreyfus Premier
                                                                        Limited Term        Limited Term     Pro Forma
                                                                         Municipal           California       Combined
                                                                            Fund           Municipal Fund     (Note 1)
                                                                      _________________ _________________ ________________
INVESTMENT INCOME
INCOME                Interest Income........                          $      1,216,880  $        642,959 $      1,859,839
                                                                         ______________    ______________   ______________
EXPENSES:             Management fee..................                 $        120,400  $         62,101 $        182,501
                      Distribution and service fees.......                       26,174            11,542           37,716
                      Loan commitment fees................                          116              68                184
                                                                         ______________    ______________     ____________
 ......................   Total Expenses                                         146,690            73,711          220,401
                                                                         ______________    ______________     ____________
INVESTMENT INCOME-NET................................                         1,070,190           569,248        1,639,438
                                                                         ______________    ______________     ____________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                      Net realized gain (loss) on investments       $            (7,725)  $       112,766 $        105,041
                      Net realized gain (loss) on financial futures             (45,913)          (22,956)         (68,869)
                                                                         ______________    ______________     ____________
                        .Net Realized Gain (Loss)                               (53,638)           89,810           36,172
                      Net unrealized appreciation
                        (depreciation) on investments.....                    1,093,296           413,094        1,506,390
                                                                         ______________    ______________     ____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS....                    1,039,658           502,904        1,542,562
                                                                         ______________    ______________     ____________
______
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS      .................................             $      2,109,848  $      1,072,152 $      3,182,000
                                                                         ==============    ==============     ============
SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.


DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-BASIS OF COMBINATION:

    On April 23, 1998, the Boards of Dreyfus Premier Limited Term Municipal Fund ("Premier Limited Municipal") and Dreyfus Premier Limited Term California Municipal Fund ("Premier Limited California") approved an Agreement and Plan of Reorganization ("the Plan") whereby, subject to approval by the shareholders of Premier Limited California, Premier Limited Municipal, a series of The
Dreyfus/Laurel Tax-Free Municipal Funds ("the Trust") will acquire all the assets of Premier Limited California, a series of the Trust, subject to the liabilities of the series, in exchange for a number of shares equal to the pro rata net assets of shares of Premier Limited Municipal ("the Merger").

    These pro forma financial statements display a two fund presentation for a proposed three fund Merger (the Dreyfus Premier Limited Term New York Municipal Fund is excluded from this presentation).

    The Merger will be accounted for as a tax free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of Premier Limited Municipal and Premier Limited California at December 31, 1997 as if they had been combined on April 23, 1998. The unaudited pro forma statement of operations reflects the results of operations of Premier Limited Municipal and Premier Limited California for the year ended December 31, 1997 as if they had been combined on April 23, 1998. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Premier Limited Municipal and Premier Limited California, under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Premier Limited Municipal for pre-combination periods will not be restated.

    The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the respective Statements of Additional Information.

NOTE 2-PORTFOLIO VALUATION:

    Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available, are representative of the bid side of the market and in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

NOTE 3-CAPITAL SHARES:

    The pro forma net asset value per share assumes 656,867, 25,525, 14,830 and 1,333,274 additional shares of Beneficial Interest of Class A, Class B, Class C and Class R, respectively, of Premier Limited Municipal were issued in connection with the proposed acquisition by Premier Limited Municipal of Premier Limited California as of December 31, 1997. The pro forma number of shares that would be issuable was calculated by dividing the net assets of Class A, Class B, Class C and Class R of Premier Limited California, respectively, at December 31, 1997 by the net asset value per share of Premier Limited Municipal Class A, Class B, Class C and Class R, at December 31, 1997 of $12.33, $12.32, $12.35 and $12.33 for Class A, Class B, Class C and Class R, respectively, for Common Shares. The pro forma combined number of shares outstanding of 6,276,222 consists of the 656,867, 25,525, 14,830 and 1,333,274 shares issuable to Premier Limited California Class A, Class B, Class C and Class R shares, respectively, as a result of the merger and the 1,467,941, 87,950, 12,358 and 2,677,477 shares of Premier Limited Municipal outstanding Class A, Class B, Class C and Class R shares, respectively, at December 31, 1997.

DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4-PRO FORMA OPERATING EXPENSES:

    The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 1997. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the proposed Merger, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

    The expense ratios for each share class of each Fund are the same; therefore, no adjustments to the Pro Forma amounts are necessary.

NOTE 5-MERGER COST:

    Merger costs are estimated at approximately $63,000 and are not included in the pro forma statement of operations since these costs are not recurring. These costs represent the estimated expense of the Funds carrying out their obligations under the Agreement and Plan of Reorganization and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

NOTE 6-FEDERAL INCOME TAXES:

    Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the Merger, Premier Limited Municipal intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

    The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

                            DREYFUS INDEX FUNDS, INC.
                                     PART C

Item 15.  Indemnification.

      Under a provision of the Registrant's Third Amended and Restated Master Trust Agreement dated December 9, 1992, as amended (the Trust Instrument), any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him/her in connection with any action, suit or proceeding to which he/she may be a party or otherwise involved by reason of his/her being or having been a Trustee or officer of the Registrant.

      This provision does not authorize indemnification against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his/her duties. Moreover, this provision does not authorize indemnification where such Trustee or officer is finally adjudicated not to have acted on good faith in the reasonable belief that his/her actions were in or not opposed to the best interests of the registrant. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Trustee or officer to repay such expenses to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Instrument.

Item 16.  Exhibits

      1(a) Third Amendment and Restated Master Trust Agreement filed dated December 9, 1992, incorporated by reference to Post-Effective Amendment No. 22, filed on January 29, 1993.

      1(b) Amendment No. 1 to the Third Amended and Restated Master Trust Agreement dated April 21, 1993, incorporated by reference to Post-Effective Amendment No. 24, filed on June 29, 1993.

      1(c) Amendment No. 2 to the Third Amended and Restated Master Trust Agreement dated February 7, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

      1(d) Amendment No. 3 to the Third Amended and Restated Master Trust Agreement dated March 31, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

      1(e) Amendment No. 4 to the Third Amended and Restated Master Trust Agreement dated October 17, 1994, incorporated by reference to Post-Effective Amendment No. 32, filed on December 13, 1994.

      1(f) Amendment No. 5 to the Third Amended and Restated Master Trust Agreement dated December 19, 1992, incorporated by reference to Post-Effective Amendment No. 32, filed on December 13, 1994.

      1(g) Amendment No. 6 to the Third Amended and Restated Master Trust Agreement dated August 30, 1996. Filed herewith.

      1(h) Amendment No. 7 to the Third Amended and Restated Master Trust Agreement dated February 27, 1997. Filed herewith.

      2(a)  By-Laws of the Trust. Filed herewith.

      2(b)  Amendment No. 1 to By-Laws of the Trust.  Filed herewith.

      3     Not Applicable.

      4 The Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement.

      5     Not Applicable.

      6(a) Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

      6(b) Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation, dated as of October 17, 1994 (relating to Investment Management Agreement dated April 4, 1994). Incorporated by reference to Post-Effective Amendment No. 33 filed on December 19, 1994.

      7(a) Restated Distribution Plan (relating to Class A Shares). Filed herewith.

      7(b) Distribution Plan (relating to Class B Shares and Class C Shares). Filed herewith.

      7(c) Service Plan (relating to Class B Shares and Class C Shares). Filed herewith.

      8     Not Applicable.

      9(a) Custody and Fund Accounting Agreement between the Registrant Mellon Bank, N.A., dared April 4, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

      9(b) Sub-Custodian Agreement between Mellon Bank, N.A. and Boston Safe Deposit and Trust Company, dated April 4, 1994, incorporated by reference to Post-Effective Amendment No. 30, filed on October 11, 1994.

      9(c) Amendment to Custody and Fund Accounting Agreement, dated August 1, 1994, incorporated by reference to Post-Effective Amendment No. 30, filed on October 11, 1994.

      10    Not Applicable.

      11(a) Opinion of counsel is incorporated by reference to the  Registration
            Statement and to Post-Effective Amendment No. 34, filed on December 28, 1994.

      11(b) Consent of Kirkpatrick & Lockhart LLP, Counsel to Registrant. Filed herewith.

      12 Tax opinion and consent of Kirkpatrick & Lockhart LLP. To be filed by amendment.

      13 Registrant's Distribution Plan (relating to Class A Shares), Distribution Plan (relating to Class B and Class C Shares) and Services Plan (relating to Class B and Class C Shares). See Exhibits 7(a), 7(b) and 7(c), respectively.

      14(a) Consent  of  LPMG  Pear  Marwick  LLP,  Independent  Accountants  to
            Registrant, as to the use of their reports dated August 8, 1997, concerning the financial statements of Dreyfus Premier Limited Term Municipal Fund, Dreyfus Premier Limited Term California Municipal Fund and Dreyfus Premier Limited Term New York Municipal Fund, dated June 30, 1997. Filed herewith.

      14(b) Consent of Kirkpatrick & Lockhart LLP, Counsel to Registrant, as to the use of its opinion as to the legality of the securities being registered and as to the use of its name as Counsel to such Fund. SEE Exhibit 11(b).

      14(c) Consent of Kirkpatrick & Lockhart LLP as to the use of its tax opinion. SEE Exhibit 12.

      15    Not Applicable.

      16(a) Powers of Attorney of the Trustees. Filed herewith.

      16(b) Powers of Attorney of Trustee.  Filed herewith.

      16(c) Powers of Attorney of Officer.  Filed herewith.

      17    Form of Proxy Cards.  Filed herewith.


Item 17.  Undertakings.

      1 The undersigned Registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      2 The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant certifies that this registration statement has been signed on behalf of the Registrant by the undersigned, in the City of New York and the State of New York on the 11th day of June, 1998.

                            THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS



                            By:/s/ Marie E. Connolly*
                               ---------------------------------
                               Marie E. Connolly
                               President

As required by the Securities Act of 1933, this amendment to the Registrant's registration statement has been signed by the following persons in the capacities and on the dates indicated. This instrument may be executed in one or more counterparts, all of which shall together constitute a single instrument.

      Signatures                   Title                   Date
      ----------                   -----                   ----


/s/ Marie E. Connolly*             President, Treasurer          6/11/98
------------------------
Marie E. Connolly


/s/Francis P. Brennan*             Trustee,                      6/11/98
________________________           Chairman of the Board
Francis P. Brennan


/s/Ruth Marie Adams*                Trustee                      6/11/98
------------------------
Ruth Marie Adams

/s/Joseph S. DiMartino*             Trustee                      6/11/98
------------------------
Joseph S. DiMartino

/s/James M. Fitzgibbons*            Trustee                      6/11/98
------------------------
James M. Fitzgibbons

/s/Kenneth A. Himmel*               Trustee                      6/11/98
------------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*             Trustee                      6/11/98
------------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*                Trustee                      6/11/98
------------------------
Roslyn M. Watson

/s/J. Tomlinson Fort*               Trustee                      6/11/98
------------------------
J. Tomlinson Fort

/s/Arthur L. Goeschel*              Trustee                      6/11/98
------------------------
Arthur L. Goeschel

/s/Arch S. Jeffery*                 Trustee                      6/11/98
------------------------
Arch S. Jeffery

/s/John Sciullo*                    Trustee                      6/11/98
------------------------
John Sciullo

/s/ Benaree Prett Wiley*            Trustee                      6/11/98
------------------------
Benaree Prett Wiley



*By:  /s/ Christopher J. Kelley
      -----------------------------
      Christopher J. Kelley
      Attorney-in-Fact

                                  EXHIBIT INDEX

          Exhibits:
          --------

1(g) Amendment No. 6 to the Third Amended and Restated Master Trust Agreement dated August 30, 1996.

1(h) Amendment No. 7 to the Third Amended and Restated Master Trust Agreement dated February 27, 1997.

2(a)      By-Laws of the Trust.

2(b)      Amendment No. 1 to By-Laws of the Trust.

7(a)      Restated Distribution Plan (relating to Class A Shares).

7(b)      Distribution Plan (relating to Class B Shares and Class C Shares).

7(c)      Service Plan (relating to Class B Shares and Class C Shares).

11(b)     Consent of Kirkpatrick & Lockhart LLP, Counsel to Registrant.

14(a) Consent of KPMG Pear Marwick LLP, Independent Accountants to Registrant, as to the use of their report dated August 8, 1997, concerning the financial statements of Dreyfus Premier Limited Term Municipal Fund, Dreyfus Premier Limited Term California Municipal Fund and Dreyfus Premier Limited Term New York Municipal Fund, dated June 30, 1997.

16(a)     Powers of Attorney of the Trustees.

16(b)     Powers of Attorney of Trustee.

16(c)     Powers of Attorney of Officer.

17        Form of Proxy Cards.